File No. 33-55873   CIK #910887


                       Securities and Exchange Commission
                             Washington, D. C. 20549


                                 Post-Effective


                                 Amendment No. 7


                                       to


                                    Form S-6


                For Registration under the Securities Act of 1933
               of Securities of Unit Investment Trusts Registered
                                 on Form N-8B-2

                         Kemper Defined Funds Series 26

                 Name and executive office address of Depositor:

                            Ranson & Associates, Inc.
                         250 North Rock Road, Suite 150
                             Wichita, Kansas  67206

                 Name and complete address of agent for service:

                                 Robin Pinkerton
                            Ranson & Associates, Inc.
                         250 North Rock Road, Suite 150
                             Wichita, Kansas  67206



          ( X ) Check box if it is proposed that this filing will become effective at 2:00 p.m. on April 30, 2001 pursuant to paragraph (b) of Rule 485.

                         KEMPER INSURED CORPORATE TRUST
                  KEMPER DEFINED FUNDS INSURED CORPORATE SERIES
             EVEREN UNIT INVESTMENT TRUSTS INSURED CORPORATE SERIES
             RANSON UNIT INVESTMENT TRUSTS INSURED CORPORATE SERIES
                               PROSPECTUS PART ONE

     Kemper Insured Corporate Trust, Kemper Defined Funds Insured Corporate Series, EVEREN Unit Investment Trusts Insured Corporate Series and Ranson Unit Investment Trusts Insured Corporate Series (the "Trusts") were formed for the purpose of providing a high level of current income through investment in a fixed portfolio consisting primarily of corporate debt obligations issued after July 18, 1994 by utility companies. Certain Trusts also contain zero coupon U.S. Treasury obligations.

     Insurance guaranteeing the scheduled payment of principal and interest on all of the Bonds (other than any U.S. Treasury obligations) in the portfolio listed in Part Two has been obtained directly by the issuer of such Bonds or by the Sponsor of the Trusts from MBIA Insurance Corporation. See "Insurance on the Portfolios" and "Portfolio" appearing in Part Two for each Trust. This insurance is effective so long as the Bonds are outstanding. As a result of such insurance, the Bonds so insured in each Trust and the Units of each Trust received on the original date of deposit a rating of "Aaa" by Moody's Investors Service, Inc. ("Moody's"). All the Bonds in each Trust have received a rating of "AAA" by Standard & Poor's, a Division of The McGraw-Hill Companies, Inc. ("Standard & Poor's") as of the original date of deposit. The insurance does not relate to the Units of the respective Trusts offered hereby or to their market value. See "Insurance on the Portfolios." No representation is made as to any insurer's ability to meet its commitments.

     Units of the Trusts are not deposits or obligations of, or guaranteed by, any bank, and Units are not federally insured or otherwise protected by the Federal Deposit Insurance Corporation and involve investment risk including loss of principal. The use of the term "Insured" in the name of the Trust Funds does not mean that the Units of the Trusts are insured by any governmental or private organization. The Units are not insured.

     For foreign investors who are not United States citizens or residents, interest income from each Trust may not be subject to federal withholding taxes if certain conditions are met. See "Federal Tax Status."

     This Prospectus is in two parts.  Read and retain both parts for future reference.
  The date of this Part One is that date which is set forth in Part Two of the
                                   Prospectus.

                       SPONSOR:  RANSON & ASSOCIATES, INC.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COM-MISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                TABLE OF CONTENTS

SUMMARY                                       1

THE TRUST                                     2

TRUST PORTFOLIOS                              3
  Portfolio Selection                         3
  Risk Factors                                3
  General Trust Information                   6

INSURANCE ON THE PORTFOLIOS                   6

RETIREMENT PLANS                              8

DISTRIBUTION REINVESTMENT                     9

INTEREST, ESTIMATED LONG-TERM
  RETURN AND ESTIMATED CURRENT RETURN         9

FEDERAL TAX STATUS                           10

TAX REPORTING AND REALLOCATION               15

PUBLIC OFFERING OF UNITS                     15
  Public Offering Price                      15
  Accrued Interest                           17
  Purchased And Daily Accrued Interest       18
  Public Distribution Of Units               19
  Profits Of Sponsor                         20

MARKET FOR UNITS                             20

REDEMPTION                                   20
  Computation Of Redemption Price            22

UNITHOLDERS                                  22
  Ownership Of Units                         22
  Distributions To Unitholders               23
  Statement To Unitholders                   24
  Rights Of Unitholders                      25

INVESTMENT SUPERVISION                       26

ADMINISTRATION OF THE TRUST                  26
  The Trustee                                26
  The Evaluator                              27
  Amendment And Termination                  28
  Limitations On Liability                   28

EXPENSES OF THE TRUST                        29

THE SPONSOR                                  30

LEGAL OPINIONS                               31

INDEPENDENT AUDITORS                         31





Essential Information*
Report of Independent Auditors*
Statement of Assets and Liabilities*
Statement of Operations*
Statement of Changes in Net Assets*
Schedule of Investments*
Notes to Schedules of Investments*
Notes to Financial Statements*


* Information on these items appears in
  Part Two

SUMMARY

     Public Offering Price. The Public Offering Price per Unit of a Series of the Trust is equal to a pro rata share of the aggregate bid prices of the Bonds in such Series plus or minus a pro rata share of cash, if any, in the Principal Account, held or owned by the Series plus accrued interest or Purchased Interest and Daily Accrued Interest, as applicable, plus a sales charge shown under "Public Offering of Units." The sales charge is reduced on a graduated scale as indicated under "Public Offering of Units - Public Offering Price."

     Interest and Principal Distributions. Distributions of the estimated annual interest income to be received by a Series of the Trust, after deduction of estimated expenses, will be made monthly unless the Unitholder elects to receive such distributions semi-annually (if available). Distributions will be paid on the Distribution Dates to Unitholders of record of such Series on the Record Dates set forth for the applicable option. See "Essential Information" in Part Two. Unitholders of Kemper Defined Funds Insured Corporate Series, EVEREN Unit Investment Trusts Insured Corporate Series or Ranson Unit Investment Trusts Insured Corporate Series will receive distributions monthly.

     The distribution of funds, if any, in the Principal Account of each Series, will be made as provided in "Unitholders-Distributions to Unitholders."

     Reinvestment. Each Unitholder may elect to have distributions of principal or interest or both automatically invested without charge in shares of certain mutual funds. See "Distribution Reinvestment."

     Estimated Current Return and Estimated Long-Term Return. The Estimated Current Return is calculated by dividing the estimated net annual interest income per Unit by the Public Offering Price of such Trust. The estimated net annual interest income per Unit will vary with changes in fees and expenses of the Trustee, Sponsor and Evaluator and with the principal prepayment, redemption, maturity, exchange or sale of Bonds while the Public Offering Price will vary with changes in the bid price of the underlying Bonds and with changes in accrued interest or Purchased Interest and Daily Accrued Interest, as applicable; therefore, there is no assurance that the present Estimated Current Returns will be realized in the future. Estimated Long-Term Return is calculated using a formula which (1) takes into consideration, and determines and factors in the relative weightings of, the market values, yields (which takes into account the amortization of premiums and the accretion of discounts) and estimated retirements of all of the Bonds in the Trust and (2) takes into account the expenses and sales charge associated with each Trust Unit. Since the market values and estimated retirement dates of the Bonds and the expenses of the Trust will change, there is no assurance that the present Estimated Long-Term Return will be realized in the future. Estimated Current Return and Estimated Long-Term Return are expected to differ because the calculation of Estimated Long-Term Return reflects the estimated date and amount of principal returned while Estimated Current Return calculations include only net annual interest income and Public Offering Price.

     Market for Units. While under no obligation to do so, the Sponsor intends, subject to change at any time, to maintain a market for the Units of each Series of the Trust and to continuously offer to repurchase such Units at prices which are based on the aggregate bid side evaluation of the Bonds in such Series of the Trust plus accrued interest or Purchased Interest and Daily Accrued Interest, as applicable.

     Risk Factors. An investment in the Trusts should be made with an understanding of the risks associated therewith, including, among other factors, the inability of the issuer or an insurer to pay the principal of or interest on a bond when due, volatile interest rates, early call provisions and general economic conditions. See "Trust Portfolio-Risk Factors."

THE TRUST

     Each Series of the Trust is one of a series of unit investment trusts created by the Sponsor under the name Kemper Insured Corporate Trust, Kemper Defined Funds Insured Corporate Series, EVEREN Unit Investment Trusts Insured Corporate Series or Ranson Unit Investment Trusts Insured Corporate Series, all of which are similar, and each of which was created under the laws of the State of Missouri or New York pursuant to a Trust Agreement* (the "Trust Agreement"). Ranson & Associates, Inc. is the Sponsor and Evaluator of the Trusts and is successor sponsor and evaluator of all unit investment trusts formerly sponsored by EVEREN Unit Investment Trusts, a service of EVEREN Securities, Inc. The Bank of New York is the Trustee of the Trusts as successor to Investors Fiduciary Trust Company.

     The objective of each Trust is to provide a high level of current income through investment in the Bonds. There is, of course, no guarantee that a Trust's objectives will be achieved.

     The Trusts may be appropriate investment vehicles for investors who desire to participate in a portfolio of taxable fixed income securities issued primarily by public utilities with greater diversification than investors might be able to acquire individually. Diversification of a Trust's assets will not eliminate the risk of loss always inherent in the ownership of securities. In addition, Bonds of the type deposited in the Trusts often are not available in small amounts.

     An investment in Units should be made with an understanding of the risks which an investment in fixed rate debt obligations may entail, including the risk that the value of the portfolio and hence of the Units will decline with increases in interest rates. The value of the underlying Bonds will fluctuate inversely with changes in interest rates. The uncertain economic conditions of recent years, together with the fiscal measures adopted to attempt to deal with them, have resulted in wide fluctuations in interest rates and, thus, in the value of fixed rate debt obligations generally and intermediate and long-term obligations in particular. The Sponsor cannot predict the degree to which such fluctuations will continue in the future.

--------------------
* Reference is made to the Trust Agreement, and any statements contained herein are qualified in their entirety by the provisions of the Trust Agreement.

TRUST PORTFOLIOS

     Portfolio Selection. The Bonds for each Trust was based largely upon the experience and judgment of the Sponsor. In making such selections the Sponsor considered the following factors: (a) the price of the Bonds relative to other issues of similar quality and maturity; (b) whether the Bonds were issued by a utility company; (c) the diversification of the bonds as to location of issuer;
(d) the income to the Unitholders of the Trusts; (e) whether the Bonds were insured or the availability and cost of insurance for the scheduled payment of principal and interest on the Bonds; (f) in certain Series whether the Bonds were issued after July 18, 1984 (g) the stated maturity of the bonds.

     The Sponsor may not alter the portfolio of a Series of the Trust, except upon the happening of certain extraordinary circumstances. See "Investment Supervision." Certain Series of the Trust contain Bonds which may be subject to optional call or mandatory redemption pursuant to sinking fund provisions, in each case prior to their stated maturity. A bond subject to optional call is one which is subject to redemption or refunding prior to maturity at the option of the issuer, often at a premium over par. A refunding is a method by which a bond issue is redeemed, at or before maturity, by the proceeds of a new bond issue. A bond subject to sinking fund redemption is one which is subject to partial call from time to time at par from a fund accumulated for the scheduled retirement of a portion of an issue prior to maturity. Special or extraordinary redemption provisions may provide for redemption at par of all or a portion of an issue upon the occurrence of certain circumstances, which may be prior to the optional call dates shown in the "Schedules of Investments of the Trust" in Part Two. Redemption pursuant to optional call provisions is more likely to occur, and redemption pursuant to special or extraordinary redemption provisions may occur, when the Bonds have an offering side evaluation which represents a premium over par, that is, when they are able to be refinanced at a lower cost. The proceeds from any such call or redemption pursuant to sinking fund provisions as well as proceeds from the sale of Bonds and from Bonds which mature in accordance with their terms, unless utilized to pay for Units tendered for redemption, will be distributed to Unitholders and will not be used to purchase additional Bonds for the Trust. Accordingly, any such call, redemption, sale or maturity will reduce the size and diversity of the Trust and the net annual interest income and may reduce the Estimated Current Return and the Estimated Long-Term Return. See "Interest, Estimated Long-Term Return and Estimated Current Return." The call, redemption, sale or maturity of Bonds also may have tax consequences to a Unitholder. See "Federal Tax Status." Information with respect to the call provisions and maturity dates of the Bonds is contained in "Schedules of Investments."

     Risk Factors. Public Utility Issues. Certain of the Bonds in each Trust are obligations of public utility issuers. In general, public utilities are regulated monopolies engaged in the business of supplying light, water, power, heat, transportation or means of communication. Historically, the utilities industry has provided investors in securities issued by companies in this industry with high levels of reliability, stability and relative total return on their investments. However, an investment in the Trusts should be made with an understanding of the characteristics of such issuers and the risks which such an investment may entail. General problems of such issuers would include the difficulty in financing large construction programs in an inflationary period, the limitations on operations and increased costs and delays attributable to environmental considerations, the difficulty of the capital market in absorbing utility debt, the difficulty in obtaining fuel at reasonable prices and the effect of energy conservation. All of such issuers have been experiencing certain of these problems in varying degrees. In addition, federal, state and municipal governmental authorities may from time to time review existing, and impose additional, regulations governing the licensing, construction and operation of nuclear power plants, which may adversely affect the ability of the issuers of certain of the Bonds in the portfolio to make payments of principal and/or interest on such Bonds.

     Utilities are generally subject to extensive regulation by state utility commissions which, for example, establish the rates which may be charged and the appropriate rate of return on an approved asset base, which must be approved by the state commissions. Certain utilities have had difficulty from time to time in persuading regulators, who are subject to political pressures, to grant rate increases necessary to maintain an adequate return on investment and voters in many states have the ability to impose limits on rate adjustments (for example, by initiative or referendum). Any unexpected limitations could negatively affect the profitability of utilities whose budgets are planned far in advance. Also, changes in certain accounting standards currently under consideration by the Financial Accounting Standards Board could cause significant write-downs of assets and reductions in earnings for many investor-owned utilities. In addition, gas pipeline and distribution companies have had difficulties in adjusting to short and surplus energy supplies, enforcing or being required to comply with long-term contracts and avoiding litigation from their customers, on the one hand, or suppliers, on the other.

     Certain of the issuers of the Bonds in a Trust may own or operate nuclear generating facilities. Governmental authorities may from time to time review existing, and impose additional, requirements governing the licensing, construction and operation of nuclear power plants. Nuclear generating projects in the electric utility industry have experienced substantial cost increases, construction delays and licensing difficulties. These have been caused by various factors, including inflation, high financing costs, required design changes and rework, allegedly faulty construction, objections by groups and governmental officials, limits on the ability to finance, reduced forecasts of energy requirements and economic conditions. This experience indicates that the risk of significant cost increases, delays and licensing difficulties remains present through completion and achievement of commercial operation of any nuclear project. Also, nuclear generating units in service have experienced unplanned outages or extensions of scheduled outages due to equipment problems or new regulatory requirements sometimes followed by a significant delay in obtaining regulatory approval to return to service. A major accident at a nuclear plant anywhere, such as the accident at a plant in Chernobyl, U.S.S.R., could cause the imposition of limits or prohibitions on the operation, construction or licensing of nuclear units in the United States.

     In view of the uncertainties discussed above, there can be no assurance that any bond issuer's share of the full cost of nuclear units under construction ultimately will be recovered in rates or of the extent to which a bond issuer could earn an adequate return on its investment in such units. The likelihood of a significantly adverse event occurring in any of the areas of concern described above varies, as does the potential severity of any adverse impact. It should be recognized, however, that one or more of such adverse events could occur and individually or collectively could have a material adverse impact on the financial condition or the results of operations or on a bond issuer's ability to make interest and principal payments on its outstanding debt.

     Other general problems of the gas, water, telephone and electric utility industry (including state and local joint action power agencies) include difficulty in obtaining timely and adequate rate increases, difficulty in financing large construction programs to provide new or replacement facilities during an inflationary period, rising costs of rail transportation to transport fossil fuels, the uncertainty of transmission service costs for both interstate and intrastate transactions, changes in tax laws which adversely affect a utility's ability to operate profitably, increased competition in service costs, reductions in estimates of future demand for electricity and gas in certain areas of the country, restrictions on operations and increased cost and delays attributable to environmental considerations, uncertain availability and increased cost of capital, unavailability of fuel for electric generation at reasonable prices, including the steady rise in fuel costs and the costs associated with conversion to alternate fuel sources such as coal, availability and cost of natural gas for resale, technical and cost factors and other problems associated with construction, licensing, regulation and operation of nuclear facilities for electric generation, including among other considerations the problems associated with the use of radioactive materials and the disposal of radioactive wastes, and the effects of energy conservation. Each of the problems referred to could adversely affect the ability of the issuers of any utility Bonds in a Trust to make payments due on these Bonds.

     In addition, the ability of state and local joint action power agencies to make payments on bonds they have issued is dependent in large part on payments made to them pursuant to power supply or similar agreements. Courts in Washington and Idaho have held that certain agreements between Washington Public Power Supply System ("WPPSS") and the WPPSS participants are unenforceable because the participants did not have the authority to enter into the agreements. While these decisions are not specifically applicable to agreements entered into by public entities in other states, they may cause a reexamination of the legal structure and economic viability of certain projects financed by joint action power agencies, which might exacerbate some of the problems referred to above and possibly lead to legal proceedings questioning the enforceability of agreements upon which payment of these bonds may depend.

     In addition, business conditions of the telephone industry in general may affect the performance of the Trust Fund. General problems of telephone companies include regulation of rates for service by the FCC and various state or other regulatory agencies. However, over the last several years regulation has been changing, resulting in increased competition. The new approach is more market oriented, more flexible and more complicated. For example, Federal and certain state regulators have instituted "price cap" regulation which couples protection of rate payers for basic services with flexible pricing for ancillary services. These new approaches to regulation could lead to greater risks as well as greater rewards for operating telephone companies such as those in the Trust Funds. Inflation has substantially increased the operating expenses and costs of plants required for growth, service, improvement and replacement of existing plants. Continuing cost increases, to the extent not offset by improved productivity and revenues from increased business, would result in a decreasing rate of return and a continuing need for rate increases. Although allowances are generally made in rate-making proceedings for cost increases, delays may be experienced in obtaining the necessary rate increases and there can be no assurance that the regulatory agencies will grant rate increases adequate to cover operating and other expenses and debt service requirements.
To meet increasing competition, telephone companies will have to commit substantial capital, technological and marketing resources. Telephone usage, and therefore revenues, could also be adversely affected by any sustained economic recession. New technology such as cellular service and fiber optics, will require additional capital outlays. The uncertain outcomes of future labor agreements may also have a negative impact on the telephone companies. Each of these problems could adversely affect the ability of the telephone company issuers of any Bonds in a portfolio to make payments of principal and interest on their Bonds.

     Zero Coupon U.S. Treasury Obligations. Certain of the Bonds in certain of the Trusts are "zero coupon" U.S. Treasury bonds. Zero coupon bonds are purchased at a deep discount because the buyer receives only the right to receive a final payment at the maturity of the bond and does not receive any periodic interest payments. The effect of owning deep discount bonds which do not make current interest payments (such as the zero coupon bonds) is that a fixed yield is earned not only on the original investment but also, in effect, on all discount earned during the life of such income on such obligation at a rate as high as the implicit yield on the discount obligation, but at the same time eliminates the holder's ability to reinvest at higher rates in the future. For this reason, zero coupon bonds are subject to substantially greater price fluctuations during periods of changing market interest rates than are securities of comparable quality which pay interest.

     General Trust Information. Because certain of the Bonds in each Trust may from time to time under certain circumstances be sold or redeemed or will mature in accordance with their terms and because the proceeds from such events will be distributed to Unitholders and will not be reinvested, no assurance can be given that a Trust will retain for any length of time its present size and composition. Neither the Sponsor nor the Trustee shall be liable in any way for any default, failure or defect in any Bond. The Trustee will have no power to vary the investment of a Trust; i.e., the Trustee will have no managerial power to take advantage of market variations to improve a Unitholder's investment.

     To the best of the Sponsor's knowledge, there is no litigation pending as of the date of this Part One Prospectus in respect of any Bond which might reasonably be expected to have a material adverse effect on the Trust Funds. At any time after the date of this Part One Prospectus, litigation may be instituted on a variety of grounds with respect to the Bonds. The Sponsor is unable to predict whether any such litigation may be instituted, or if instituted, whether such litigation might have a material adverse effect on the Trust Funds. The Sponsor and the Trustee shall not be liable in any way for any default, failure or defect in any Bond.

INSURANCE ON THE PORTFOLIOS

     All Bonds in each Series of the Trust, except for the U.S. Treasury obligations, are insured as to the scheduled payment of interest and principal, either by the Sponsor or by the Bond issuer under a financial guaranty insurance policy obtained from MBIA Insurance Corporation ("MBIA Corporation"). See "Schedules of Investments" in Part Two. The premium for each such insurance policy has been paid in advance by such issuer or the Sponsor and each such policy is non-cancelable and will remain in force so long as the Bonds are outstanding and MBIA Corporation remains in business. No premiums for such insurance are paid by the Trusts. If MBIA Corporation is unable to meet its obligations under its policy or if the rating assigned to the claims-paying ability of MBIA Corporation deteriorates, no other insurer has any obligation to insure any issue adversely affected by either of these events.

     The aforementioned insurance guarantees the scheduled payment of principal and interest on all of the Bonds in each Trust, except for the U.S. Treasury obligations. It does not guarantee the market value of the Bonds or the value of the Units of a Series of the Trust. This insurance is effective so long as the Bond is outstanding, whether or not held by a Trust. Therefore, any such insurance may be considered to represent an element of market value in regard to the Bonds, but the exact effect, if any, of this insurance on such market value cannot be predicted.

     MBIA Insurance Corporation. MBIA Insurance Corporation ("MBIA Corporation" or "MBIA") is the principal operating subsidiary of MBIA Inc., a New York Stock Exchange listed company. MBIA, Inc. is not obligated to pay the debts of or claims against MBIA Corporation. MBIA Corporation is domiciled in the State of New York and licensed to do business in and subject to regulation under the laws of all fifty states, the District of Columbia, the Commonwealth of Puerto Rico, the Commonwealth of the Northern Mariana Islands, the Virgin Islands of the United States and the Territory of Guam. MBIA has two European branches, one in the Republic of France and the other in the Kingdom of Spain. New York has laws prescribing minimum capital requirements, limiting classes and concentrations of investments and requiring the approval of policy rate and forms. State laws also regulate the amount of both the aggregate and individual risks that may be insured, the payment of dividends by the insurer, changes in control and transactions among affiliates. Additionally, the Insurer is required to maintain contingency reserves on its liabilities in certain amounts and for certain periods of time.

     As of December 31, 1999, MBIA had admitted assets of $7.0 billion (audited), total liabilities of $4.6 billion (audited), and total capital and surplus of $2.4 billion (audited) determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities. As of March 31, 2000, MBIA had admitted assets of $7.1 billion (unaudited), total liabilities of $4.7 billion (unaudited), and total capital and surplus of $2.4 billion (unaudited), determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities. Copies of MBIA's financial statements prepared in accordance with statutory accounting practices are available from MBIA. The address of MBIA is 113 King Street, Armonk, New York 10504. The telephone number of MBIA is (914) 273-4545.

     Effective February 17, 1998 MBIA acquired all of the outstanding stock of Capital Markets Assurance Corporation ("CMAC"), a New York domiciled financial guarantee insurance company, through a merger with its parent, CapMAC Holdings, Inc. Pursuant to a reinsurance agreement, CMAC has ceded all of its net insured risks (including any amounts due but unpaid from third party reinsurers), as well as its unearned premiums and contingency reserves, to MBIA. MBIA is not obligated to pay the debts of or claims against CMAC.

     Effective December 31, 1989, MBIA Inc. acquired Bond Investors Group, Inc. On January 5, 1990, MBIA acquired all of the outstanding stock of Bond Investors Group, Inc., the parent of Bond Investors Guaranty Insurance Company (BIG), now known as MBIA Insurance Corp. of Illinois. Through a resinsurance agreement, BIG has ceded all of its net insured risks, as well as its unearned premium and contingency reserves, to MBIA and MBIA has reinsured BIG's net outstanding exposure.

     Moody's Investors Service rates all bond issues insured by MBIA "Aaa." Standard & Poor's rates all new issues insured by MBIA "AAA." Fitch IBCA, Inc. rates the financial strength of MBIA "AAA."

     In the event MBIA were to become insolvent, any claims arising under a policy of financial guaranty insurance are excluded from coverage by the California Guaranty Association, established pursuant to Article 14.4 (commencing with Section 1063) of Chapter 1 of Part 2 of Division 1 of the California Insurance Code.

     Because the Bonds in each Series of the Trust (other than the U.S. Treasury obligations) are insured as to the scheduled payment of principal and interest and on the basis of the financial condition and the method of operation of MBIA Corporation, Moody's Investors Service, Inc., on the original Date of Deposit of each Series, assigned to each Trust's Units its "AAA" investment rating. This is the highest rating assigned to securities by such rating agency. These ratings should not be construed as an approval of the offering of the Units by Standard & Poor's or as a guarantee of the market value of a Trust or the Units thereof.

     Bonds in a Trust for which insurance has been obtained by the issuer thereof or by the Sponsor from MBIA Corporation (all of which were rated "AAA") may or may not have a higher yield than uninsured bonds rated "AAA" by Standard & Poor's. In selecting Bonds for the portfolio of the Trusts, the Sponsor has applied the criteria herein before described.

RETIREMENT PLANS

     Units of the Trust Funds may be well suited for purchase by Individual Retirement Accounts, Keogh Plans, pension funds and other qualified retirement plans. Generally, capital gains and income received under each of the foregoing plans are deferred from federal taxation. All distributions from such plans are generally treated as ordinary income but may, in some cases, be eligible for special income averaging or tax-deferred rollover treatment. Investors considering participation in any such plan should review specific tax laws related thereto and should consult their attorneys or tax advisers with respect to the establishment and maintenance of any such plan. Such plans are offered by brokerage firms and other financial institutions. The Trust Funds will waive the $1,000 minimum investment requirement for IRA accounts. The minimum investment is $250 for tax-deferred plans such as IRA accounts. Fees and charges with respect to such plans may vary.

     The Trustee has agreed to act as custodian for certain retirement plan accounts. An annual fee, if not paid separately, will be assessed by the Trustee and paid through the liquidation of shares of the reinvestment account. An individual wishing the Trustee to act as custodian must complete a Ranson

UIT/IRA application and forward it along with a check made payable to the Trustee. Certificates for Individual Retirement Accounts cannot be issued.

DISTRIBUTION REINVESTMENT

     Each Unitholder of a Trust may elect to have distributions of principal (including capital gains, if any) or interest or both automatically invested without charge in shares of certain open-end mutual funds. If individuals indicate they wish to participate in the Reinvestment Program but do not designate a reinvestment fund, the Program Agent referred to below will contact such individuals to determine which reinvestment fund or funds they wish to elect. Since the portfolio securities and investment objectives of such funds may differ significantly from that of the Trust Funds, Unitholders should carefully consider the consequences before selecting such funds for reinvestment. Detailed information with respect to the investment objectives and the management of the funds is contained in their respective prospectuses, which can be obtained from any Trust Underwriter upon request. An investor should read the prospectus of the reinvestment fund selected prior to making the election to reinvest. Unitholders who desire to have such distributions automatically reinvested should inform their broker at the time of purchase or should file with the Program Agent a written notice of election.

     Unitholders who are receiving distributions in cash may elect to participate in distribution reinvestment by filing with the Program Agent an election to have such distributions reinvested without charge. Such election must be received by the Program Agent at least ten days prior to the Record Date applicable to any distribution in order to be in effect for such Record Date. Any such election shall remain in effect until a subsequent notice is received by the Program Agent. See "Distributions to Unitholders."

     The Program Agent is the Trustee. All inquiries concerning participation in distribution reinvestment should be directed to the Program Agent at its unit investment trust division office.

INTEREST, ESTIMATED LONG-TERM RETURN AND ESTIMATED CURRENT RETURN

     As of the opening of business on the date indicated therein, the Estimated Long-Term Returns and the Estimated Current Returns for each Series of the Trust were as set forth under "Essential Information" for the applicable Trust in Part Two of this Prospectus. Estimated Current Returns are calculated by dividing the estimated net annual interest income per Unit by the Public Offering Price. The estimated net annual interest income per Unit will vary with changes in fees and expenses of the Trustee, the Sponsor and the Evaluator and with the principal prepayment, redemption, maturity, exchange or sale of Bonds while the Public Offering Price will vary with changes in the offering price of the underlying Bonds and with changes in accrued interest or Purchased Interest and Daily Accrued Interest, as applicable; therefore, there is no assurance that the present Estimated Current Returns will be realized in the future. Estimated Long-Term Returns are calculated using a formula which (1) takes into consideration, and determines and factors in the relative weightings of, the market values, yields (which takes into account the amortization of premiums and the accretion of discounts) and estimated retirements of all of the Bonds in a Trust and (2) takes into account the expenses and sales charge associated with each Trust Unit. Since the market values and estimated retirements of the Bonds and the expenses of the Trust will change, there is no assurance that the present Estimated Long-Term Returns will be realized in the future. Estimated Current Returns and Estimated Long-Term Returns are expected to differ because the calculation of Estimated Long-Term Returns reflects the estimated date and amount of principal returned while Estimated Current Returns calculations include only net annual interest income and Public Offering Price.

FEDERAL TAX STATUS

     For purposes of the following discussion and opinions, it is assumed that each of the obligations is debt for Federal income tax purposes and that the interest on each of the Bonds is includible in gross income for federal income tax purposes. In the opinion of Chapman and Cutler, special counsel for the Sponsor, under existing law:

          1. Each Trust is not an association taxable as a corporation for Federal income tax purposes.

          2. Each Unitholder of the Trust is considered to be the owner of a pro rata portion of each of a Trust's assets for Federal income tax purposes under Subpart E, Subchapter J of Chapter 1 of the Internal Revenue Code of 1986 (the "Code"); and the income of the Trust will be treated as income of the Unitholders. Each Unitholder will be considered to have received his or her pro rata share of income derived from each Trust asset when such income is considered to be received by a Trust. Each Unitholder will also be required to include in taxable income for Federal income tax purposes original issue discount with respect to his interest in any Bonds held by a Trust at the same time and in the same manner as though the Unitholder were the direct owner of such interest.

          3. Each Unitholder will have a taxable event when the Trustee disposes of a Bond (whether by sale, exchange, liquidation, redemption, or payment at maturity, or otherwise) or when the Unitholder redeems or sells his or her Units. A Unitholder's tax basis in his or her Units will equal the tax basis in his or her pro rata portion of all the assets of the Trust. Such basis is determined (before the adjustments described below) by apportioning the tax basis for the Units, generally including sales charges, among each of the Trust assets according to value as of the valuation date nearest the date of acquisition of the Units. Unitholders must reduce the tax basis of their Units for their share of accrued interest received, if any, on Bonds delivered after the date the Unitholders pay for their Units to the extent such interest accrued on such Bonds before the date the Trust acquired ownership of the Bonds (and the amount of this reduction may exceed the amount of accrued interest paid to the sellers) and, consequently, such Unitholders may have an increase in taxable gain or reduction in capital loss upon the disposition of such Units. Gain or loss upon the sale or redemption of Units is measured by comparing the proceeds of such sale or redemption with the adjusted basis of the Units. If the Trustee disposes of Bonds (whether by sale, exchange, payment at maturity, redemption or otherwise), gain or loss is recognized to the Unitholder (subject to various nonrecognition provisions of the Code). The amount of any such gain or loss is measured by comparing the Unitholders pro rata share of the total proceeds from such disposition with his basis for his fractional interest in the asset disposed of. The basis of each Unit and of each Bond which was issued with original issue discount (or which has market discount) (including any U.S. Treasury obligations) must be increased by the amount of accrued original issue discount (and accrued market discount if the Unitholder elects to include market discount in income as it accrues) and the basis of each Unit and of each Bond which was purchased by a Trust at a premium must be reduced by the annual amortization of bond premium which the Unitholder has properly elected to amortize under Section 171 of the Code. The tax basis reduction requirements of the Code relating to amortization of bond premium may, under some circumstances, result in the Unitholder realizing a taxable gain when his or her Units are sold or redeemed for an amount equal to or less than the original cost. Certain of the U.S. Treasury obligations held by a Trust may be treated as bonds that were originally issued at an original issue discount provided, pursuant to a Treasury Regulation (the "Regulation"), that the amount of original issue discount determined under the Code is not less than a "de minimis" amount as determined thereunder (as discussed below under "Original Issue Discount"). Because certain of the U.S. Treasury obligations may represent interests in "stripped" U.S. Treasury bonds, a Unitholder's initial cost for his or her pro rata portion of such U.S. Treasury obligation held by a Trust (determined at the time the Unitholder acquires his or her Units, in the manner described above) shall be treated as its "purchase price" by the Unitholder. In addition, certain of the Bonds (other than U.S. Treasury Obligations) may have been issued at a price less than their stated redemption price at maturity, and thus have original issue discount to the extent such difference is more than a de minimis amount under the Code. Original issue discount is effectively treated as interest for Federal income tax purposes, and the amount of original issue discount in this case is generally the difference between each stripped U.S. Treasury Obligation's purchase price or the issue price of other Bonds and its stated redemption price at maturity. A Unitholder will be required to include in gross income for each taxable year the sum of his daily portions of original issue discount attributable to the Bonds held by a Trust as such original issue discount accrues and will, in general, be subject to Federal income tax with respect to the total amount of such original issue discount that accrues for such year even though the income is not distributed to the Unitholders during such year to the extent it is not less than a "de minimis" amount as determined under the Code and the Regulation. To the extent the amount of such discount is less than the respective "de minimis" amount, such discount shall be treated as zero. In general, original issue discount accrues daily under a constant interest rate method which takes into account the semi-annual compounding of accrued interest. In the case of U.S Treasury obligations, this method will generally result in an increasing amount of income to the Unitholders each year. Unitholders should consult their tax advisers regarding the Federal income tax consequences and accretion of original issue discount.

     Limitations on Deductibility of Trust Expenses by Unitholders. Each Unitholder's pro rata share of each expense paid by a Trust is deductible by the Unitholder to the same extent as though the expense had been paid directly by the Unitholder. It should be noted that certain miscellaneous itemized deductions, such as investment expenses, tax return preparation fees and employee business expenses will be deductible by an individual only to the extent they exceed 2% of such individual's adjusted gross income. Unitholders may be required to treat some or all of the expenses paid by a Trust as miscellaneous itemized deductions subject to this limitation.

     Premium. If a Unitholder's tax basis of his or her pro rata portion in any Bonds held by a Trust exceeds the amount payable by the issuer of the Bond with respect to such pro rata interest upon the maturity of the Bond, such excess would be considered premium which may be amortized by the Unitholder at the Unitholder's election as provided in Section 171 of the Code. Unitholders should consult their tax advisors regarding whether such election should be made and the manner of amortizing premium.

     Original Issue Discount. Certain of the Bonds in each Trust may have been acquired with "original issue discount." In the case of any Bonds in a Trust acquired with "original issue discount" that exceeds a "de minimis" amount as specified in the Code or in the case of U.S. Treasury obligations as specified in the Regulation, such discount is includable in taxable income of the Unitholders on an accrual basis computed daily, without regard to when payments of interest on such Bonds are received. The Code provides a complex set of rules regarding the accrual of original issue discount. These rules provide that original issue discount generally accrues on the basis of a constant compound interest rate over the term of the Bonds. Unitholders should consult their tax advisers as to the amount of original issue discount which accrues.

     Special original issue discount rules apply if the purchase price of the Bond by a Trust exceeds its original issue price plus the amount of original issue discount which would have previously accrued based upon its issue price (its "adjusted issue price"). Similarly these special rules would apply to a Unitholder if the tax basis of his or her pro rata portion of a Bond issued with original issue discount exceeds his or her pro rata portion of its adjusted issue price. Unitholders should also consult their tax advisers regarding these special rules.

     It is possible that a corporate Bond that has been issued at an original issue discount may be characterized as a "high-yield discount obligation" within the meaning of Section 163(e)(5) of the Code. To the extent that such an obligation is issued at a yield in excess of six percentage points over the applicable Federal rate, a portion of the original issue discount on such obligation will be characterized as a distribution on stock (e.g., dividends) for purposes of the dividends received deduction which is available to certain corporations with respect to certain dividends received by such corporation.

     Market Discount. If a Unitholder's tax basis in his or her pro rata portion of a Bond is less than the allocable portion of such Bond's stated redemption price at maturity (or, if issued with original issue discount, the allocable portion of its "revised issue price"), such difference will constitute market discount unless the amount of market discount is "de minimis" as specified in the Code. Market discount accrues daily computed on a straight line basis, unless the Unitholder elects to calculate accrued market discount under a constant yield method. The market discount rules do not apply to U.S. Treasury obligations that are stripped debt instruments subject to special original issue discount rules as discussed above. Unitholders should consult their tax advisors regarding whether such election should be made and as to the amount of market discount which accrues.

     Accrued market discount is generally includable in taxable income to the Unitholders as ordinary income for Federal tax purposes upon the receipt of serial principal payments on the Bonds, on the sale, maturity or disposition of such Bonds by a Trust, and on the sale by a Unitholder of Units, unless a Unitholder elects to include the accrued market discount in taxable income as such discount accrues. If a Unitholder does not elect to annually include accrued market discount in taxable income as it accrues, deductions for any interest expense incurred by the Unitholder which is incurred to purchase or carry the Units will be reduced by such accrued market discount. In general, the portion of any interest expense which was not currently deductible would ultimately be deductible when the accrued market discount is included in income. Unitholders should consult their tax advisers regarding whether an election should be made to include market discount in income as it accrues and as to the amount of interest expense which may not be currently deductible.

     Computation of the Unitholder's Tax Basis. The tax basis of a Unitholder with respect to his or her interest in a Bond is increased by the amount of original issue discount (and market discount, if the Unitholder elects to include market discount, if any, on the Bonds held by a Trust in income as it accrues) thereon properly included in the Unitholder's gross income as determined for Federal income tax purposes and reduced by the amount of any amortized premium which the Unitholder has properly elected to amortize under
Section 171 of the Code. A Unitholder's tax basis in his or her Units will equal the tax basis in his or her pro rata portion of all of the assets of the Trust.

     Recognition of Taxable Gain or Loss upon Disposition of Obligations by a Trust or Disposition of Units. A Unitholder will recognize taxable capital gain (or loss) when all or part of his or her pro rata interest in a Bond is disposed of in a taxable transaction for an amount greater (or less) than his or her tax basis therefor subject to various non-recognition provisions of the Code. As previously discussed, gain realized on the disposition of the interest of a Unitholder in any Bond deemed to have been acquired with market discount will be treated as ordinary income to the extent the gain does not exceed the amount of accrued market discount not previously taken into income. For taxpayers other than corporations, net capital gains (which is defined as net long-term capital gain over net short-term capital loss for a taxable year) are subject to a maximum marginal stated tax rate of 20% (10% in the case of certain taxpayers in the lowest tax bracket). For tax years beginning after December 31, 2000, the 20% rate is reduced to 18% and the 10% rate is reduced to 8% for long-term gains from most property held for more than five years. However, the reduction of the 20% rate to 18% applies only if the holding period for the property begins after December 31, 2000. Therefore, you will not be eligible for the 18% capital gain rate on assets for which your holding period began before January 1, 2001. However, if you are an individual, you may elect to treat certain assets you hold on January 1, 2001 as having been sold for their fair market value on the next business day after January 1, 2001 for purposes of this holding period requirement. If you make this election for an asset, the asset would be eligible for the 18% rate if it is held by you for more than five years after this deemed sale. If you make this election, you must recognize any gain from this deemed sale, but any loss is not recognized. Capital gain or loss is long-term if the holding period for the asset is more than one year, and is short-term if the holding period for the asset is one year or less. The date on which a Unit is acquired (i.e., the "trade date") is excluded for purposes of determining the holding period of the Unit. Capital gains realized from assets held for one year or less are taxed at the same rates as ordinary income. The tax basis reduction requirements of the Code relating to amortization of bond premium may under some circumstances, result in the Unitholder realizing taxable gain when his or her Units are sold or redeemed for an amount equal to or less than his or her original cost.

     In addition, it should be noted that capital gains may be recharacterized as ordinary income in the case of certain financial transactions that are "conversion transactions." Unitholders and prospective investors should consult with their tax advisers regarding the potential effect of this provision on their investment in Units. The Code treats certain transactions designed to reduce or eliminate risk of loss and opportunities for gain (e.g., short sales, offsetting notional principal contracts, futures or forward contracts, or similar transactions) as constructive sales for purposes of recognition of gain (but not loss) and for purposes of determining the holding period. Unitholders should consult their own tax advisors with regard to any such constructive sales rules.

     If the Unitholder disposes of a Unit, he is deemed thereby to have disposed of his or her entire pro rata interest in all Trust assets including his pro rata portion of all of the Bonds represented by the Unit. This may result in a portion of the gain, if any, on such sale being taxable as ordinary income under the market discount rules (assuming no election was made by the Unitholder to include market discount in income as it accrues) as previously discussed.

     Foreign Investors. A Unitholder who is a foreign investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust) will generally not be subject to United States federal income taxes, including withholding taxes, on interest income (including any original issue discount) on, or any gain from the sale or other disposition of, his or her pro rata interest in any Bond or the sale of his or her Units provided that all of the following conditions are met: (i) the interest income or gain is not effectively connected with the conduct by the foreign investor of a trade or business within the United States, (ii) if the interest is United States source income (which is the case for most securities issued by United States issuers), the Bond is issued after July 18, 1984, (which is the case for each Bond held by a Trust), the foreign investor does not own, directly or indirectly, 10% or more of the total combined voting power of all classes of voting stock of the issuer of the Bond and the foreign investor is not a controlled foreign corporation related (within the meaning of Section 864(d)(4) of the Code) to the issuer of the Bond, (iii) with respect to any gain, the foreign investor (if an individual) is not present in the United States for 183 days or more during his or her taxable year, and (iv) the foreign investor provides all certification which may be required of his status (foreign investors may contact the Sponsor to obtain a Form W-8 which must be filed with the Trustee and refiled every three calendar years thereafter). Foreign investors should consult their tax advisers with respect to United States tax consequences of ownership of Units.

     It should be noted that the Code includes a provision which eliminates the exemption from United States taxation, including withholding taxes, for certain "contingent interest." No opinion is expressed herein regarding the potential applicability of this provision and whether United States taxation or withholding taxes could be imposed with respect to income derived from the Units as a result thereof. Unitholders and prospective investors should consult with their tax advisers regarding the potential effect of this provision on their investment in Units.

     General. Each Unitholder (other than a foreign investor who has properly provided the certifications described in the preceding paragraph) will be requested to provide the Unitholder's taxpayer identification number to the Trustee and to certify that the Unitholder has not been notified that payments to the Unitholder are subject to back-up withholding. If the proper taxpayer identification number and appropriate certification are not provided when requested, distributions by a Trust to such Unitholder including amounts received upon the redemption of the Units will be subject to back-up withholding.

     The foregoing discussion relates only to United States Federal income taxes; Unitholders may be subject to state and local taxation in other jurisdictions (including a foreign investor's country of residence). Unitholders should consult their tax advisers regarding potential state, local, or foreign taxation with respect to the Units.

TAX REPORTING AND REALLOCATION

     Because the Trusts receive interest and makes monthly distributions based upon a Trust's expected total collections of interest and any anticipated expenses, certain tax reporting consequences may arise. A Trust is required to report Unitholder information to the Internal Revenue Service ("IRS"), based upon the actual collection of interest by such Trust on the securities in such Trust, without regard to such Trust's expenses or to such Trust's payments to Unitholders during the year. If distributions to Unitholders exceed interest collected, the difference will be reported as a return of principal which will reduce a Unitholder's cost basis in its Units (and its pro rata interest in the securities in a Trust). A Unitholder must include in taxable income the amount of income reported by a Trust to the IRS regardless of the amount distributed to such Unitholder. If a Unitholder's share of taxable income exceeds income distributions made by a trust to such Unitholder, such excess is in all likelihood attributable to the payment of miscellaneous expenses of such Trust which will not be deductible by an individual Unitholder as an itemized deduction except to the extent that the total amount of certain itemized deductions, such as investments expenses (which would include the Unitholder's share of Trust expenses), tax return preparation fees and employee business expenses, exceeds 2% of such Unitholders's adjusted gross income.
Alternatively, in certain cases, such excess may represent an increase in the Unitholder's tax basis in the Units owned. Investors with questions regarding these issues should consult with their tax advisers.

PUBLIC OFFERING OF UNITS

     Public Offering Price. Units of each Series of the Trust are offered at the Public Offering Price. The Public Offering Price per Unit of a Series is equal to the aggregate bid side evaluation of the Bonds in the Series' portfolio, plus or minus (a) cash, if any, in the Principal Account, held or owed by the Series, (b) Purchased Interest (if any) and (c) Daily Accrued Interest, divided by the number of outstanding Units of that Series of the Trust, plus the sales charge applicable. The sales charge is based upon the dollar weighted average maturity of a Trust and is determined in accordance with the table set forth below. For purposes of this computation, Bonds will be deemed to mature on their expressed maturity dates unless: (a) the Bonds have been called for redemption or funds or securities have been placed in escrow to redeem them on an earlier call date, in which case such call date will be deemed to be the date upon which they mature; or (b) such Bonds are subject to a "mandatory tender," in which case such mandatory tender will be deemed to be the date upon which they mature. The effect of this method of sales charge computation will be that different sales charge rates will be applied to a Trust based upon the dollar weighted average maturity of such Trust's portfolio, in accordance with the following schedule:

DOLLAR WEIGHTED AVERAGE              PERCENT OF PUBLIC     NET AMOUNT
YEARS TO MATURITY                     OFFERING PRICE        INVESTED

0 to .99 years                             0.00%             0.000%
1 to 3.99 years                            2.00              2.041
4 to 7.99 years                            3.50              3.627
8 to 14.99 years                           4.50              4.712
15 or more years                           5.50              5.820

     The sales charge will be reduced as set forth in the table below.

                             DOLLAR WEIGHTED AVERAGE YEARS TO MATURITY*
                               4 to 7.99    8 to 14.99    15 or More
                               ---------    ----------    ----------
AMOUNT OF INVESTMENT         Sales Charge (% of Public Offering Price)
                             -----------------------------------------

$1 to $99,999                   3.50%          4.50%         5.50%
$100,000 to $499,999            3.25           4.25          5.00
$500,000 to $999,999            3.00           4.00          4.50
$1,000,000 or more              2.75           3.75          4.00

--------------------
* If the dollar weighted average maturity of a Trust is from 1 to 3.99 years, the sales charge is 2% and 1.5% of the Public Offering Price for purchases of $1 to $249,999 and $250,000 or more, respectively.

     The reduced sales charge as shown on the preceding charts will apply to all purchases of Units on any one day by the same purchaser from the same firm in the amounts stated herein, and for this purpose, purchases of Units of a Series of the Trust will be aggregated with concurrent purchases of Units of any other unit investment trust that may be offered by the Sponsor. Additionally, Units purchased in the name of a spouse or child (under 21) of such purchaser will be deemed to be additional purchases by such purchaser. The reduced sales charge will also be applicable to a trust or other fiduciary purchasing for a single trust estate or single fiduciary account.

     Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents for purchases (see "Public Distribution of Units") by investors who purchase Units through registered investment advisers, certified financial planners or registered broker-dealers who in each case either charge periodic fees for financial planning, investment advisory or asset management services, or provide such services in connection with the establishment of an investment account for which a comprehensive "wrap fee" charge is imposed.

     The Sponsor intends to permit officers, directors and employees of the sponsor and Evaluator and, at the discretion of the Sponsor, registered representatives of selling firms to purchase Units of the Trust without a sales charge, although a transaction processing fee may be imposed on such trades.

     The Public Offering Price on the date shown on the cover page of Part Two of the Prospectus or on any subsequent date will vary from the amounts stated under "Essential Information" in Part Two due to fluctuations in the prices of the underlying Bonds. The aggregate bid side evaluation of the Bonds shall be determined (a) on the basis of current bid prices of the Bonds, (b) if bid prices are not available for any particular Bond, on the basis of current bid prices for comparable bonds, (c) by determining the value of the Bonds on the bid side of the market by appraisal, or (d) by any combination of the above. The value of insurance obtained by an issuer of Bonds or by the Sponsor is reflected and included in the market value of such Bonds.

     The foregoing evaluations and computations shall be made as of the Evaluation Time stated under "Essential Information" in Part Two, on each business day effective for all sales made during the preceding 24-hour period, and for purposes of resales and repurchases of Units.

     The interest on the Bonds in each Series of the Trust, less the related estimated fees and expenses, is estimated to accrue in the annual amounts per Unit set forth under "Essential Information" in Part Two. The amount of net interest income which accrues per Unit may change as Bonds mature or are redeemed, exchanged or sold, or as the expenses of a Series of the Trust change or as the number of outstanding Units of such Series changes.

     Payment for Units must be made on or before the third business day following purchase. If a Unitholder desires to have certificates representing Units purchased, such certificates will be delivered as soon as possible following a written request therefor. For information with respect to redemption of Units purchased, but as to which certificates requested have not been received, see "Redemption" below.

     Accrued Interest. Included in the Public Offering Price of Units for certain series of Kemper Defined Funds Insured Corporate Series, all EVEREN Unit Investment Trusts Insured Corporate Series and all Ranson Unit Investment Trusts Insured Corporate Series is accrued interest as described herein. Accrued interest consists of two elements. The first element arises as a result of accrued interest which is the accumulation of unpaid interest on a bond from the last day on which interest thereon was paid. Interest on the Bonds is actually paid either monthly or semi-annually to a Trust. However, interest on the Bonds is accounted for daily on an accrual basis. Because of this, a Trust always has an amount of interest earned but not yet collected by the Trustee because of coupons that are not yet due. For this reason, the Public Offering Price of Units of certain Trusts will have added to it the proportionate share of accrued and undistributed interest to the date of settlement.

     The Trustee advanced the amount of accrued interest on the First Settlement Date and the same was distributed to the Sponsor. Such advance was repaid to the Trustee through the first receipts of interest received on the Bonds. Consequently, the amount of accrued interest added to the Public Offering Price of Units of certain Trusts included only accrued interest arising after the First Settlement Date of a Trust, less any distributions from the Interest Account subsequent to this First Settlement Date. Since the First Settlement Date was the date of settlement for anyone who ordered Units on the Date of Deposit, no accrued interest was added to the Public Offering Price of Units ordered on the Date of Deposit.

     The second element of accrued interest arises because of the structure of the Interest Account. The Trustee has no cash for distribution to Unitholders until it receives interest payments on the Bonds in a Trust. The Trustee is obligated to provide its own funds, at times, in order to advance interest distributions. The Trustee will recover these advancements when such interest is received. Interest Account balances are established so that it will not be necessary on a regular basis for the Trustee to advance its own funds in connection with such interest distributions. The Interest Account balances are also structured so that there will generally be positive cash balances and since the funds held by the Trustee will be used by it to earn interest thereon, it benefits thereby (see "Expenses of the Trust").

     Accrued interest is computed as of the initial record date of the Trusts. On the date of the first distribution of interest to Unitholders after the First Settlement Date, the interest collected by the Trustee will be sufficient to repay its advances, to allow for accrued interest under the monthly, quarterly and semi-annual plans of distribution and to generate enough cash to commence distributions to Unitholders. If a Unitholder sells or redeems all or a portion of his Units or if the Bonds in a Trust are sold or otherwise removed or if a Trust is liquidated, he will receive at that time his proportionate share of the accrued interest computed to the settlement date in the case of sale or liquidation and to the date of tender in the case of redemption of such Trust.

     Purchased and Daily Accrued Interest. Included in the Public Offering Price of Units for certain series of Kemper Defined Funds Insured Corporate Series is accrued interest as described herein. Accrued interest consists of two elements. The first element arises as a result of accrued interest which is the accumulation of unpaid interest on a bond from the later of the last day on which interest thereon was paid or the date of original issuance of the bond. Interest on the coupon Bonds in a Trust Fund is paid semi-annually to the Trust. A portion of the aggregate amount of such accrued interest on the Bonds in a Trust to the First Settlement Date of the Trust is referred to herein as "Purchased Interest." Included in the Public Offering Price of the Trust Units is the Purchased Interest. In an effort to reduce the amount of Purchased Interest which would otherwise have to be paid by Unitholders, the Trustee may advance a portion of the accrued interest to the Sponsor as the unitholder of record as of the First Settlement Date. The second element of accrued interest arises because the estimated net interest on the Units in the Trust Fund is accounted for daily on an accrual basis (herein referred to as "Daily Accrued Interest"). Because of this, the Units always have an amount of interest earned but not yet paid or reserved for payment. For this reason, the Public Offering Price of Units will include the proportionate share of Daily Accrued Interest to the date of settlement.

     If a unitholder sells or redeems all or a portion of his Units or if the Bonds are sold or otherwise removed or if a Trust Fund is liquidated, he will receive at that time his proportionate share of the Purchased Interest (if any) and Daily Accrued Interest computed to the settlement date in the case of sale or liquidation and to the date of tender in the case of redemption in a Trust Fund.

     Accrued Interest;. Included in the Public Offering Price of Units for Kemper Insured Corporate Trust series is accrued interest as described herein. Accrued interest is the accumulation of unpaid interest on a security from the last day on which interest thereon was paid. Interest on Securities generally is paid semi-annually although a Trust accrues such interest daily. Because of this, a Trust always has an amount of interest earned but not yet collected by the Trustee. For this reason, with respect to sales settling subsequent to the First Settlement Date, the Public Offering Price of Units will have added to it the proportionate share of accrued interest to the date of settlement. Unitholders will receive on the next distribution date of a Trust the amount, if any, of accrued interest paid on their Units.

     In an effort to reduce the amount of accrued interest which would otherwise have to be paid in addition to the Public Offering Price in the sale of Units to the public, the Trustee will advance the amount of accrued interest as of the First Settlement Date and the same will be distributed to the Sponsor as the Unitholder of record as of the First Settlement Date. Consequently, the amount of accrued interest to be added to the Public Offering Price of Units will include only accrued interest from the First Settlement Date to the date of settlement, less any distributions from the Interest Account subsequent to the First Settlement Date.

     Because of the varying interest payment dates of the Securities, accrued interest at any point in time will be greater than the amount of interest actually received by the Trusts and distributed to Unitholders. Therefore, there will always remain an item of accrued interest that is added to the value of the Units. If a Unitholder sells or redeems all or a portion of his Units, he will be entitled to receive his proportionate share of the accrued interest from the purchaser of his Units. Since the Trustee has the use of the funds held in the Interest Account for distributions to Unitholders and since such Account is non-interest-bearing to Unitholders, the Trustee benefits thereby.

     Public Distribution of Units. The Sponsor has qualified Units for sale in a number of states. Units will be sold through dealers who are members of the National Association of Securities Dealers, Inc. and through others. Sales may be made to or through dealers at prices which represent discounts from the Public Offering Price as set forth in the table below. Certain commercial banks are making Units of the Trusts available to their customers on an agency basis. A portion of the sales charge paid by their customers is retained by or remitted to the banks in the amounts shown in the table below.

                             DOLLAR WEIGHTED AVERAGE YEARS TO MATURITY*
                              4 to 7.99     8 to 14.99     15 or More
                              ---------     ----------     ----------
AMOUNT OF INVESTMENT       Discount per Unit (% of Public Offering Price)
                           ----------------------------------------------

$1,000 to $99,999              2.00%           3.00%          4.00%
$100,000 to $499,999           1.75            2.75           3.50
$500,000 to $999,999           1.50            2.50           3.00
$1,000,000 or more             1.25            2.25           2.50

--------------------
* If the dollar weighted average maturity of a Trust is from 1 to 3.99 years, the concession or agency commission is 1.00% of the Public Offering Price.

     In addition to such discounts, the Sponsor may, from time to time, pay or allow an additional discount, in the form of cash or other compensation, to dealers employing registered representatives who sell, during a specified time period, a minimum dollar amount of Units of the Trust and other unit investment trusts underwritten by the Sponsor.

     The Sponsor reserves the right to change the levels of discounts at any time. The difference between the discount and the sales charge will be retained by the Sponsor.

     The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units.

     Profits of Sponsor. The Sponsor will retain a portion of the sales charge on each Unit sold, representing the difference between the Public Offering Price of the Units and the discounts allowed to firms selling such Units. The Sponsor may realize additional profit or loss as a result of the possible change in the daily evaluation of the Bonds in a Trust, since the value of its inventory of Units may increase or decrease.

MARKET FOR UNITS

     While not obligated to do so, the Sponsor intends to, subject to change at any time, maintain a market for Units of each Series of the Trust offered hereby and to continuously offer to purchase said Units at prices, as determined by the Evaluator, based on the aggregate bid prices of the underlying Bonds of such Series, together with Purchased Interest (if any) and Daily Accrued Interest to the expected date of settlement. Accordingly, Unitholders who wish to dispose of their Units should inquire of their broker or bank as to the current market price of the Units prior to making a tender for redemption to the Trustee.

REDEMPTION

     If more favorable terms do not exist in the over-the-counter market described above, Unitholders of a Series of the Trust may cause their Units to be redeemed by the Trustee by making a written request to the Trustee, The Bank of New York, 101 Barclay Street, New York, New York 10286 and, in the case of Units evidenced by a certificate, by tendering such certificate to the Trustee, properly endorsed or accompanied by a written instrument or instruments of transfer in form satisfactory to the Trustee. Unitholders must sign such written request, and such certificate or transfer instrument, exactly as their names appear on the records of the Trustee and on any certificate representing the Units to be redeemed. If the amount of the redemption is $25,000 or less and the proceeds are payable to the Unitholder(s) of record at the address of record, no signature guarantee is necessary for redemptions by individual account owners (including joint owners). Additional documentation may be requested, and a signature guarantee is always required, from corporations, executors, administrators, trustees, guardians or associations. The signatures must be guaranteed by a participant in the Securities Transfer Agents Medallion

Program ("STAMP") or such other signature program in addition to, or in substitution for, STAMP, as may be accepted by the Trustee. A certificate should only be sent by registered or certified mail for the protection of the Unitholder. Since tender of the certificate is required for redemption when one has been issued, Units represented by a certificate cannot be redeemed until the certificate representing such Units has been received by the purchaser.

     Redemption shall be made by the Trustee on the third business day following the day on which a tender for redemption is received, (the "Redemption Date"), by payment of cash equivalent to the Redemption Price for that Series of the Trust, determined as set forth below under "Computation of Redemption Price," as of the Evaluation Time stated under "Essential Information" in Part Two, next following such tender, multiplied by the number of Units being redeemed. The price received upon redemption might be more or less than the amount paid by the Unitholder depending on the value of the Bonds in the portfolio at the time of redemption.

     Under regulations issued by the Internal Revenue Service, the Trustee is required to withhold a certain percentage of the principal amount of a Unit redemption if the Trustee has not been furnished the redeeming Unitholder's tax identification number in the manner required by such regulations. Any amount so withheld is transmitted to the Internal Revenue Service and may be recovered by the Unitholder only when filing a tax return. Under normal circumstances the Trustee obtains the Unitholder's tax identification number from the selling broker. However, any time a Unitholder elects to tender Units for redemption, such Unitholder should make sure that the Trustee has been provided a certified tax identification number in order to avoid this possible "back-up withholding." In the event the Trustee has not been previously provided such number, one must be provided at the time redemption is requested.

     Any amounts paid on redemption representing interest shall be withdrawn from the Interest Account of such Series to the extent that funds are available for such purpose. All other amounts paid on redemption shall be withdrawn from the Principal Account of such Series. The Trustee is empowered to sell Bonds from the portfolio of a Series in order to make funds available for the redemption of Units of such Series. Such sale may be required when Bonds would not otherwise be sold and might result in lower prices than might otherwise be realized. To the extent Bonds are sold, the size and diversity of that Series of the Trust will be reduced.

     The Trustee is irrevocably authorized in its discretion, if the Sponsor does not elect to purchase any Units tendered for redemption, in lieu of redeeming such Units, to sell such Units in the over-the-counter market for the account of tendering Unitholders at prices which will return to such Unitholders amounts in cash, net after brokerage commissions, transfer taxes and other charges, equal to or in excess of the Redemption Price for such Units. In the event of any such sale, the Trustee shall pay the net proceeds thereof to the Unitholders on the day they would otherwise be entitled to receive payment of the Redemption Price.

     The right of redemption may be suspended and payment postponed (1) for any period during which the New York Stock Exchange is closed, other than customary weekend and holiday closings, or during which (as determined by the Securities and Exchange Commission) trading on the New York Stock Exchange is restricted;
(2) for any period during which an emergency exists as a result of which disposal by the Trustee of Bonds is not reasonably practicable or it is not reasonably practicable fairly to determine the value of the underlying Bonds in accordance with the Trust Agreement; or (3) for such other period as the Securities and Exchange Commission may by order permit. The Trustee is not liable to any person in any way for any loss or damage which may result from any such suspension or postponement.

     Computation of Redemption Price. The Redemption Price for Units of each Series of the Trust is computed by the Evaluator as of the Evaluation Time stated under "Essential Information" in Part Two next occurring after the tendering of a Unit for redemption and on any other business day desired by it, by

          A. adding (1) the cash on hand in such Series of the Trust; (2) the aggregate value of the Bonds held in such Series of the Trust, as determined by the Evaluator on the basis of bid prices therefor; and
     (3) accrued interest or Purchased Interest and Daily Accrued Interest (as applicable) on the Bonds in that Series of the Trust as of the date of computation;

          B. deducting therefrom (1) amounts representing any applicable taxes or governmental charges payable out of that Series of the Trust and for which no deductions have been previously made for the purpose of additions to the Reserve Account described under "Expenses of the Trust"; (2) amounts representing estimated accrued expenses of that Series of the Trust including, but not limited to, fees and expenses of the Trustee (including legal and auditing fees), the Evaluator, the Sponsor and bond counsel, if any; (3) cash held for distribution to Unitholders of record as of the business day prior to the evaluation being made; and (4) other liabilities incurred by such Series of the Trust; and

          C. finally, dividing the results of such computation by the number of Units of such Series of the Trust outstanding as of the date thereof.

UNITHOLDERS

     Ownership of Units. Ownership of Units of the Trust will not be evidenced by a certificate unless a Unitholder or the Unitholder's registered broker/dealer makes a written request to the Trustee.

     Units are transferable by making a written request to the Trustee and, in the case of Units evidenced by a certificate, presenting and surrendering such certificate to the Trustee properly endorsed or accompanied by a written instrument or instruments of transfer which should be sent by registered or certified mail for the protection of the Unitholder. Unitholders must sign such written request, and such certificate or transfer instrument (if applicable), exactly as their names appear on the records of the Trustee and on any certificate representing the Units to be transferred. Such signatures must be guaranteed by a participant in the Securities Transfer Agents Medallion Program ("STAMP") or such other signature program in addition to, or in substitution for, STAMP, as may be accepted by the Trustee.

     Units may be purchased and certificates, if requested, will be issued in denominations of one Unit or any whole unit multiple thereof subject to any minimum investment requirement established by the Sponsor from time to time.

Any certificate issued will be numbered serially for identification, issued in fully registered form and will be transferable only on the books of the Trustee. The Trustee may require a Unitholder to pay a reasonable fee to be determined in the sole discretion of the Trustee, for each certificate re-issued or transferred, and to pay any governmental charge that may be imposed in connection with each such transfer or interchange. The Trustee at the present time does not intend to charge for the normal transfer or interchange of certificates. Destroyed, stolen, mutilated or lost certificates will be replaced upon delivery to the Trustee of satisfactory indemnity (generally amounting to not more than 3% of the market value of the Units), affidavit of loss, evidence of ownership and payment of expenses incurred.

     Distributions to Unitholders. Interest Distributions. Interest received by a Series of the Trust, including any portion of the proceeds from a disposition of Bonds which represents accrued interest, is credited by the Trustee to the Interest Account for such Series. All other receipts are credited by the Trustee to a separate Principal Account for such Series. During each year the distributions to the Unitholders of each Series of the Trust as of each Record Date (see "Essential Information" in Part Two) will be made on the following Distribution Date or shortly thereafter and shall consist of an amount substantially equal to one-twelfth or one-half (depending on the distribution option selected) of such holders' pro rata share of the net estimated net annual interest income to the Interest Account for such Series of the Trust, after deducting estimated expenses.

     Persons who purchase Units of the Trust between a Record Date and a Distribution Date will receive their first distribution on the second Distribution Date following their purchase of Units. All distributions of principal and interest will be paid in cash unless a Unitholder has elected to reinvest principal and/or interest payments in shares of one of the reinvestment funds. See "Distribution Reinvestment." Interest distributions per Unit for each Series will be in the amounts shown under "Essential Information" in the applicable Part Two and may change as underlying Bonds are redeemed, paid or sold, or as expenses of such Series of the Trust change or the number of outstanding Units of such Series of the Trust changes.

     Since interest on Bonds in each Series of the Trust is payable at varying intervals, usually in semiannual installments, and distributions of income are made to Unitholders of a Series of the Trust at what may be different intervals from receipt of interest, the interest accruing to such Series of the Trust may not be equal to the amount of money received and available for distribution from the Interest Account of such Series. Therefore, on each Distribution Date the amount of interest actually on deposit in the Interest Account and available for distribution may be slightly more or less than the interest distribution made. In order to eliminate fluctuations in interest distributions resulting from such variances, the Trustee is authorized by the Trust Agreement to advance such amounts as may be necessary to provide interest distributions of approximately equal amounts. The Trustee will be reimbursed, without interest, for any such advances from funds available in the Interest Account of such Series.

     Because the interest to which Unitholders of a Series of the Trust are entitled will at most times exceed the amount available for distribution, there will almost always remain an item of accrued interest that is added to the daily value of the Units of such Series. If Unitholders of a Series sell or redeem all or a portion of their Units they will be paid their proportionate share of the accrued interest of such Series to, but not including, the fifth business day after the date of a sale or to the date of tender in the case of a redemption.

     Unitholders purchasing Units will initially receive distributions in accordance with the election of the prior owner. Unitholders desiring to change their distribution option may do so by sending written notice to the Trustee, together with their certificate (if one was issued). Certificates should only be sent by registered or certified mail to minimize the possibility of loss. If written notice and any certificate are received by the Trustee not later than January 1 or July 1 of a year, the change will become effective on January 2 for distributions commencing with February 15 or August 15, respectively, of that year. If notice is not received by the Trustee, the Unitholder will be deemed to have elected to continue with the same option for the subsequent twelve months.

     Principal Distributions. In addition, the Trustee will distribute on each Distribution Date or shortly thereafter, to each Unitholder of record on the preceding Record Date, an amount substantially equal to such holders' pro rata share of the cash balance, if any, in the Principal Account of such Series computed as of the close of business on the preceding Record Date. However, no distribution will be required if the balance in the Principal Account of such Series is less than $1.00 per Unit.

     Statement to Unitholders. With each distribution, the Trustee will furnish or cause to be furnished to each Unitholder a statement of the amount of interest and the amount of other receipts, if any, which are being distributed, expressed in each case as a dollar amount per Unit.

     The accounts of each Series of the Trust are required to be audited, at the Series' expense, annually by independent auditors designated by the Sponsor, unless the Trustee determines that such an audit would not be in the best interest of the Unitholders of such Series of the Trust. The accountants' report will be furnished by the Trustee to any Unitholder of such Series of the Trust upon written request.

     Within a reasonable period of time after the end of each calendar year, the Trustee shall furnish to each person who at any time during the calendar year was a Unitholder of a Series of the Trust a statement covering the calendar year, setting forth:

          A.   As to the Interest Account:

               1. The amount of interest received on the Bonds in such Series including amounts received as a portion of the proceeds of any disposition of the Bonds;

               2. The amount paid from the Interest Account of such Series representing accrued interest of any Units redeemed;

               3. The deductions from the Interest Account of such Series for applicable taxes, if any, fees and expenses (including auditing fees) of the Trustee, the Evaluator, the Sponsor and bond counsel, if any;

               4. Any amounts credited by the Trustee to a Reserve Account for such Series described under "Expenses of the Trust"; and

               5. The net amount remaining after such payments and deductions, expressed both as a total dollar amount and a dollar amount per Unit outstanding on the last business day of such calendar year.

          B.   As to the Principal Account:

               1. The dates of the maturity, liquidation or redemption of any of the Bonds in such Series and the net proceeds received therefrom excluding any portion credited to the Interest Account;

               2. The amount paid from the Principal Account of such Series representing the principal of any Units redeemed;

               3. The deductions from the Principal Account of such Series for payment of applicable taxes, if any, fees and expenses (including auditing expenses) of the Trustee, the Evaluator, the Sponsor and of bond counsel, if any;

               4. Any amounts credited by the Trustee to a Reserve Account for such Series described under "Expenses of the Trust"; and

               5. The net amount remaining after distributions of principal and deductions, expressed both as a dollar amount and as a dollar amount per Unit outstanding on the last business day of such calendar year.

          C.   The following information:

               1. A list of the Bonds in such Series as of the last business day of such calendar year;

               2. The number of Units of such Series outstanding on the last business day of such calendar year;

               3. The Redemption Price of such Series based on the last Trust Evaluation made during such calendar year;

               4. The amount actually distributed during such calendar year from the Interest and Principal Accounts of such Series separately stated, expressed both as total dollar amounts and as dollar amounts per Unit of such Series outstanding on the Record Date for each such distribution.

     Rights of Unitholders. A Unitholder may at any time tender Units to the Trustee for redemption. No Unitholder of a Series shall have the right to control the operation and management of such Series or of the Trust in any manner, except to vote with respect to amendment of the Trust Agreement or termination of such Series of the Trust. The death or incapacity of any Unitholder will not operate to terminate the Series or the Trust nor entitle legal representatives or heirs to claim an accounting or to bring any action or proceeding in any court for partition or winding up of such Series or the Trust.

INVESTMENT SUPERVISION

     The Sponsor may not alter the portfolio of the Trust by the purchase, sale or substitution of Bonds, except in the special circumstances noted below. Thus, with the exception of the redemption or maturity of Bonds in accordance with their terms, and/or the sale of Bonds to meet redemption requests, the assets of the Trust will remain unchanged under normal circumstances.

     The Sponsor may direct the Trustee to dispose of Bonds the value of which has been affected by certain adverse events, including institution of certain legal proceedings, a decline in their price or the occurrence of other market factors, including advance refunding, so that in the opinion of the Sponsor the retention of such Bonds in a Series of the Trust would be detrimental to the interest of the Unitholders of such Series. The proceeds from any such sales, exclusive of any portion which represents accrued interest, will be credited to the Principal Account for distribution to the Unitholders.

     The Sponsor is required to instruct the Trustee to reject any offer made by an issuer of the Bonds to issue new obligations in exchange or substitution for any of such Bonds pursuant to a refunding or refinancing plan, except that the Sponsor may instruct the Trustee to accept or reject such an offer or to take any other action with respect thereto as the Sponsor may deem proper if (1) the issuer is in default with respect to such Bonds or (2) in the written opinion of the Sponsor the issuer will probably default with respect to such Bonds in the reasonably foreseeable future. Any obligation so received in exchange or substitution will be held by the Trustee subject to the terms and conditions of the Trust Agreement to the same extent as Bonds originally deposited thereunder. Within five days after the deposit of obligations in exchange or substitution for underlying Bonds, the Trustee is required to give notice thereof to each Unitholder, identifying the Bonds eliminated and the Bonds substituted therefor.

     The Trustee may sell Bonds designated by the Sponsor from a Series of the Trust for the purpose of redeeming Units of such Series tendered for redemption and the payment of expenses.

ADMINISTRATION OF THE TRUST

     The Trustee. The Trustee is The Bank of New York, a trust company organized under the laws of New York. The Bank of New York has its unit investment trust division offices at 101 Barclay Street, New York, New York 10286, telephone 1-800-701-8178. The Bank of New York is subject to supervision and examination by the Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law.

     The Trustee, whose duties are ministerial in nature, has not participated in selecting the portfolio of any Series of the Trust. For information relating to the responsibilities of the Trustee under the Trust Agreements, reference is made to the material set forth under "Unitholders."

     In accordance with the Trust Agreements, the Trustee shall keep proper records of all transactions at its office. Such records shall include the name and address of, and the number of Units held by, every Unitholder of each Series. The books and records with respect to a Series of the Trust shall be open to inspection by any Unitholder of such Series at all reasonable times during the usual business hours. The Trustee shall make such annual or other reports as may from time to time be required under any applicable state or Federal statute, rule or regulation. The Trustee shall keep a certified copy or duplicate original of the Trust Agreements on file in its office available for inspection at all reasonable times during usual business hours by any Unitholder, together with a current list of the Bonds held in each Series of the Trust. Pursuant to the Trust Agreements, the Trustee may employ one or more agents for the purpose of custody and safeguarding of Bonds comprising each Trust Fund.

     Under the Trust Agreements, the Trustee or any successor trustee may resign and be discharged of the trust created by the Trust Agreements by executing an instrument in writing and filing the same with the Sponsor.

     The Trustee or successor trustee must mail a copy of the notice of resignation to all Unitholders then of record, not less than sixty days before the date specified in such notice when such resignation is to take effect. The Sponsor upon receiving notice of such resignation is obligated to appoint a successor trustee promptly. If, upon such resignation, no successor trustee has been appointed and has accepted the appointment within thirty days after notification, the retiring Trustee may apply to a court of competent jurisdiction for the appointment of a successor. The Sponsor may at any time remove the Trustee with or without cause and appoint a successor trustee as provided in the Trust Agreements. Notice of such removal and appointment shall be mailed to each Unitholder by the Sponsor. Upon execution of a written acceptance of such appointment by a successor trustee, all the rights, powers, duties and obligations of the original Trustee shall vest in the successor.

     The Trustee shall be a corporation organized under the laws of the United States or any state thereof, which is authorized under such laws to exercise trust powers. The Trustee shall have at all times an aggregate capital, surplus and undivided profits of not less than $5,000,000.

     The Evaluator. Ranson & Associates, Inc., the Sponsor, also serves as Evaluator. The Evaluator may resign or be removed by the Trustee, in which event the Trustee is to use its best efforts to appoint a satisfactory successor. Such resignation or removal shall become effective upon acceptance of appointment by the successor evaluator. If, upon resignation of the Evaluator, no successor has accepted appointment within thirty days after notice of resignation, the Evaluator may apply to a court of competent jurisdiction for the appointment of a successor. Notice of such resignation or removal and appointment shall be mailed by the Trustee to each Unitholder. At the present time, pursuant to a contract with the Evaluator, a non-affiliated firm regularly engaged in the business of evaluating, quoting or appraising comparable securities, provides portfolio evaluations of the Bonds in the Trusts which are then reviewed by the Evaluator. In the event the Sponsor is unable to obtain current evaluations from the current firm, it may make its own evaluations or it may utilize the services of any other non-affiliated evaluator or evaluators it deems appropriate.

     Amendment and Termination. The Trust Agreements may be amended by the Trustee and the Sponsor without the consent of any of the Unitholders: (1) to cure any ambiguity or to correct or supplement any provision which may be defective or inconsistent; (2) to change any provision thereof as may be required by the Securities and Exchange Commission or any successor governmental agency; or (3) to make such provisions as shall not adversely affect the interests of the Unitholders. The Trust Agreements may also be amended in any respect by the Sponsor and the Trustee, or any of the provisions thereof may be waived, with the written consent of the holders of Units representing 66-2/3% of the Units then outstanding, provided that no such amendment or waiver will reduce the interest in a Series of the Trust of any Unitholder without the consent of such Unitholder or reduce the percentage of Units required to consent to any such amendment or waiver without the consent of all Unitholders. In no event shall the Trust Agreements be amended to increase the number of Units issuable thereunder or to permit, except in accordance with the provisions of the Trust Agreements, the acquisition of any Bonds in addition to or in substitution for those in the Trust. The Trustee shall promptly notify Unitholders of the substance of any such amendment.

     The Trust Agreements provide that a Series of the Trust shall terminate upon the maturity, redemption or other disposition, of the last of the Bonds held in such Series, but in no event later than the Mandatory Termination Date set forth under "Essential Information" in Part Two for each Trust. If the value of a Series of the Trust shall be less than the applicable minimum Trust value stated under "Essential Information" in Part Two (40% of the aggregate principal amount of Bonds deposited in the Trust), the Trustee may, in its discretion, and shall, when so directed by the Sponsor, terminate such Series of the Trust. A Series of the Trust may be terminated at any time by the holders of Units representing 66-2/3% of the Units of such Series then outstanding. In the event of termination, written notice thereof will be sent by the Trustee to all Unitholders of such Series. Within a reasonable period after termination, the Trustee will sell any Bonds remaining in such Series of the Trust and, after paying all expenses and charges incurred by such Series of the Trust, will distribute to Unitholders of such Series (upon surrender for cancellation of certificates for Units, if issued) their pro rata share of the balances remaining in the Interest and Principal Accounts of such Series.

     Limitations on Liability. The Sponsor: The Sponsor is liable for the performance of its obligations arising from its responsibilities under the Trust Agreements, but will be under no liability to the Unitholders for taking any action or refraining from any action in good faith pursuant to the Trust Agreements or for errors in judgment, except in cases of its own gross negligence, bad faith or willful misconduct. The Sponsor shall not be liable or responsible in any way for depreciation or loss incurred by reason of the sale of any Bonds.

     The Trustee: The Trust Agreements provides that the Trustee shall be under no liability for any action taken in good faith in reliance upon prima facie properly executed documents or for the disposition of monies, Bonds, or certificates except by reason of its own negligence, bad faith or willful misconduct, nor shall the Trustee be liable or responsible in any way for depreciation or loss incurred by reason of the sale by the Trustee of any Bonds. In the event that the Sponsor shall fail to act, the Trustee may act and shall not be liable for any such action taken by it in good faith. The Trustee shall not be personally liable for any taxes or other governmental charges imposed upon or in respect of the Bonds or upon the interest thereon. In addition, the Trust Agreements contains other customary provisions limiting the liability of the Trustee.

     The Evaluator: The Trustee and Unitholders may rely on any evaluation furnished by the Evaluator and shall have no responsibility for the accuracy thereof. The Trust Agreements provide that the determinations made by the Evaluator shall be made in good faith upon the basis of the best information available to it, provided, however, that the Evaluator shall be under no liability to the Trustee or Unitholders for errors in judgment, but shall be liable only for its gross negligence, lack of good faith or willful misconduct.

EXPENSES OF THE TRUST

     The Sponsor will not charge any Series of the Trust fees for services performed as Sponsor, except the Sponsor shall receive an annual surveillance fee for services performed for such Trust Funds in an amount not to exceed the amount shown under "Essential Information" in Part Two for performing portfolio surveillance services for each Trust. Such fee (which is based on the largest number of Units outstanding during each year) may exceed the actual costs of providing such surveillance services for a Trust, but at no time will the total amount received for portfolio surveillance services rendered to such Series in any calendar year exceed the aggregate cost to the Sponsor for providing such services. The foregoing fees may be increased without approval of the Unitholders by amounts not exceeding proportionate increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index published by the United States Department of Labor or, if such category is no longer published, in a comparable category. The Sponsor paid all the expenses of creating and establishing the Trust, including the cost of the initial preparation, printing and execution of the Prospectus, Trust Agreements and the certificates, legal and accounting expenses, advertising and selling expenses, payment of closing fees, expenses of the Trustee, initial evaluation fees and other out-of-pocket expenses.

     The Trustee receives for its services the fee set forth under "Essential Information" appearing in Part Two. The Trustee fee which is calculated monthly is based on the largest aggregate principal amount of Bonds in each Trust Fund at any time during the period. Funds that are available for future distributions, redemptions and payment of expenses are held in accounts which are non-interest bearing to Unitholders and are available for use by the Trustee pursuant to normal banking procedures; however, the Trustee is also authorized by the Trust Agreements to make from time to time certain non-interest bearing advances to the Trust Funds. The Trustee's fee is payable on or before each Distribution Date. See "Unitholders-Distributions to Unitholders."

     For evaluation of Bonds in a Series of the Trust, the Evaluator receives a fee payable monthly, calculated on an annual rate as set forth under "Essential Information" in Part Two, based upon the largest aggregate principal amount of Bonds in such Series of the Trust at any time during such monthly period.

     The Trustee's fees, the Evaluator's fees and the surveillance fees are deducted from the Interest Account of each Series to the extent funds are available and then from the Principal Account of such Series. Such fees may be increased without approval of Unitholders by amounts not exceeding a proportionate increase in the Consumer Price Index entitled "All Services Less Rent of Shelter", published by the United States Department of Labor, or any equivalent index substituted therefor.

     The following additional charges are or may be incurred by a Series of the
Trust: (a) fees for the Trustee's extraordinary services; (b) expenses of the Trustee (including legal and auditing expenses, but not including any fees and expenses charged by any agent for custody and safeguarding of Bonds) and of bond counsel, if any; (c) various governmental charges; (d) expenses and costs of any action taken by the Trustee to protect the Trust or such Series, or the rights and interests of the Unitholders; (e) indemnification of the Trustee for any loss, liability or expense incurred by it in the administration of such Series of the Trust not resulting from gross negligence, bad faith or willful misconduct on its part; (f) indemnification of the Sponsor for any loss, liability or expense incurred in acting as Sponsor of such Series of the Trust without gross negligence, bad faith or willful misconduct; and (g) expenditures incurred in contacting Unitholders upon termination of the Series. The fees and expenses set forth herein are payable out of such Series of the Trust and, when owed to the Trustee, are secured by a lien on the assets of the Series of the Trust. Each Trust may pay the costs associated with updating its registration statement each year.

     Fees and expenses of a Series of the Trust shall be deducted from the Interest Account of such Series, or, to the extent funds are not available in such Account, from the Principal Account of such Series. The Trustee may withdraw from the Principal Account or the Interest Account of such Series such amounts, if any, as it deems necessary to establish a reserve for any taxes or other governmental charges or other extraordinary expenses payable out of that Series of the Trust. Amounts so withdrawn shall be credited to a separate account maintained for such Series known as the Reserve Account and shall not be considered a part of such Series when determining the value of the Units of such Series until such time as the Trustee shall return all or any part of such amounts to the appropriate account.

THE SPONSOR

     Ranson & Associates, Inc., the Sponsor of the Trusts, is an investment banking firm created in 1995 by a number of former owners and employees of Ranson Capital Corporation. On November 26, 1996, Ranson & Associates, Inc. purchased all existing unit investment trusts sponsored by EVEREN Securities, Inc. Accordingly, Ranson & Associates is the successor sponsor to unit investment trusts formerly sponsored by EVEREN Unit Investment Trusts, a service of EVEREN Securities, Inc. Ranson & Associates, is also the sponsor and successor sponsor of Series of The Kansas Tax-Exempt Trust and Multi-State Series of The Ranson Municipal Trust. Ranson & Associates, Inc. is the successor to a series of companies, the first of which was originally organized in Kansas in 1935. During its history, Ranson & Associates, Inc. and its predecessors have been active in public and corporate finance and have sold bonds and unit investment trusts and maintained secondary market activities relating thereto. At present, Ranson & Associates, Inc., which is a member of the National Association of Securities Dealers, Inc., is the sponsor to each of the above-named unit investment trusts and serves as the financial advisor and as an underwriter for issuers in the Midwest and Southwest, especially in Kansas, Missouri and Texas. The Company's offices are located at 250 North Rock Road, Suite 150, Wichita, Kansas 67206-2241.

     If at any time the Sponsor shall fail to perform any of its duties under the Trust Agreements or shall become incapable of acting or shall be adjudged a bankrupt or insolvent or its affairs are taken over by public authorities, then the Trustee may (a) appoint a successor sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding such reasonable amounts as may be prescribed by the Securities and Exchange Commission, or (b) terminate the Trust Agreements and liquidate the Trust or any Series thereof as provided therein or (c) continue to act as Trustee without terminating the Trust Agreements.

     The foregoing financial information with regard to the Sponsor relates to the Sponsor only and not to this Trust or any Series. Such information is included in this Prospectus only for the purposes of informing investors as to the financial responsibility of the Sponsor and its ability to carry out its contractual obligations with respect to the Series of the Trust. More comprehensive financial information can be obtained upon request from the Sponsor.

LEGAL OPINIONS

     The legality of the Units offered hereby and certain matters relating to federal tax law were passed upon by Chapman and Cutler, 111 West Monroe Street, Chicago, Illinois 60603, as counsel for the Sponsor.

INDEPENDENT AUDITORS

     The statement of net assets, including the schedule of investments, appearing in Part Two of this Prospectus and Registration Statement, with information pertaining to the specific Series of the Trust to which such statement relates, has been audited by Ernst & Young LLP, independent auditors, as set forth in their report appearing in Part Two and is included in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

                              Kemper Defined Funds

                             Insured Corporate Series 5












                                     Part Two

                               Dated April 30, 2001








THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


NOTE: Part Two of this Prospectus May Not Be Distributed Unless Accompanied by Part One.

                             Kemper Defined Funds
                           Insured Corporate Series 5
                             Essential Information
                            As of December 31, 2000
             Sponsor and Evaluator:  Ranson & Associates, Inc.
                       Trustee:  The Bank of New York Co.

General Information
Principal Amount of Securities                                       $26,750,000
Number of Units                                                        2,683,420
Fractional Undivided Interest in the Trust per Unit                  1/2,683,420
Principal Amount of Securities per Unit                                   $9.969
Calculation of Public Offering Price:
  Aggregate Value of Securities in the Trust                         $26,595,902
  Aggregate Value of Securities per Unit                                  $9.911
  Principal Cash per Unit (1)                                            $(.018)
  Accrued Interest per Unit through settlement date of
  January 4, 2001                                                          $.006
  Total Price including Accrued Interest per Unit                         $9.899
  Sales Charge of 3.50% of Public Offering Price (3.627% of the net
  invested amount) per Unit.                                               $.359
  Public Offering Price per Unit                                         $10.258
Redemption Price per Unit                                                 $9.899
Calculation of Estimated Net Annual Interest Income per Unit:
  Estimated Annual Interest Income                                        $.6951
  Less:  Estimated Annual Expense                                         $.0258
  Estimated Net Annual Interest Income                                    $.6693
Daily Rate at which Estimated Annual Interest Income Accrues per Unit   $.001859
Estimated Current Return Based on Public Offering Price (2)                6.52%
Estimated Long-Term Return (2)                                             5.59%

[FN]
1. This amount, if any, represents principal cash or overdraft which is an asset or liability of the Trust and is included in the Public Offering Price.

2. The Estimated Current Return and Estimated Long-Term Return will vary with changes in the Public Offering Price and there is no assurance that such returns on the date hereof will be applicable on a subsequent date of purchase. These estimated returns are increased for transactions entitled to a reduced sales charge (see "Public Offering of Units - Public Offering Price" -
Part One).

                              Kemper Defined Funds
                            Insured Corporate Series 5
                         Essential Information (Continued)
                            As of December 31, 2000
              Sponsor and Evaluator:  Ranson & Associates, Inc.
                       Trustee:  The Bank of New York Co.


Record and Distribution Date                    Record Date is the first of each
                                                month and  istributions to
                                                Unitholders on such record dates
                                                will be made on the 15th day of
                                                the month.

Distribution Dates                              No distribution (other than
                                                capital gains distributions)
                                                need be made from the Principal
                                                Account if the balance therein,
                                                excluding capital gains, is less
                                                than $1.00 per 100 Units.

Trustee's Annual Fee
                                                (including estimated expenses)
                                                $1.78 per 100 Units (includes
                                                $1.63 of Trustee's annual fee
                                                per $1,000 principal amount of
                                                underlying Securities and $.15
                                                of out-of-pocket expenses per
                                                100 Units).

Evaluator's Annual Fee
                                                $.30 per $1,000 principal amount
                                                of underlying Securities.

Surveillance Fee                                $.25 per $1,000 principal amount
                                                of underlying Securities.

Date of Trust Agreement and
Initial Deposit                                 October 11, 1994

Mandatory Termination Date                      December 31, 2030

Weighted Average Stated
 Maturity of Bonds                              3.22 Years

Discretionary Liquidation Amount                The Trust may be terminated if
                                                the value thereof is less
                                                than $21,250,000 (40% of the par
                                                value of the Securities
                                                deposited in the Trust).

                       Report of Independent Auditors


Unitholders
Kemper Defined Funds
Insured Corporate Series 5

We have audited the accompanying statement of assets and liabilities of Kemper Defined Funds Insured Corporate Series 5, including the schedule of investments, as of December 31, 2000, and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the Trust's sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.
Our procedures included confirmation of investments owned as of December 31, 2000, by correspondence with the custodial bank. An audit also includes assessing the accounting principles used and significant estimates made by the sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Kemper Defined Funds Insured Corporate Series 5 at December 31, 2000, and the results of its operations and changes in its net assets for the periods indicated above in conformity with accounting principles generally accepted in the United States.




                                                              Ernst & Young LLP



Kansas City, Missouri
April 16, 2001

                               Kemper Defined Funds

                            Insured Corporate Series 5

                       Statement of Assets and Liabilities

                               December 31, 2000


Assets
Securities, at value (cost $25,165,734)                              $26,595,902
Interest receivable                                                      577,196
                                                                       ---------
Total assets                                                          27,173,098


Liabilities and net assets
Cash overdraft                                                           484,017
Redemptions payable                                                        2,300
Accrued liabilities                                                        4,914
                                                                       ---------
                                                                         491,231

Net assets, applicable to 2,683,420 Units outstanding:
  Cost of Trust assets, exclusive of interest         $25,165,734
  Unrealized appreciation                               1,430,168
  Distributable funds                                      85,965
                                                        ---------     ---------
Net assets                                                          $26,681,867
                                                                      =========

[FN]

See accompanying notes to financial statements.

                              Kemper Defined Funds

                           Insured Corporate Series 5

                            Statements of Operations


                                                   Year ended December 31
                                                 2000         1999         1998
                                            ---------    ---------    ---------
Investment income - interest               $2,002,011   $2,313,871   $2,628,845
Expenses:
  Trustee's fees and related expenses          53,961       68,394       72,563
  Evaluator's and portfolio
    surveillance fees                          15,878       18,292       20,896
                                            ---------    ---------    ---------
Total expenses                                 69,839       86,686       93,459
                                            ---------    ---------    ---------
Net investment income                       1,932,172    2,227,185    2,535,386

Realized and unrealized gain (loss) on
  investments:
  Realized gain on investments                158,864      310,066      536,548
  Unrealized appreciation (depreciation)
    during the year                            59,897  (2,566,778)      238,602
                                            ---------    ---------    ---------
Net gain (loss) on investments                218,761  (2,256,712)      775,150
                                            ---------    ---------    ---------
Net increase (decrease) in net assets
  resulting from operations                $2,150,933    ($29,527)   $3,310,536
                                            =========    =========    =========

[FN]
See accompanying notes to financial statements.

                               Kemper Defined Funds

                             Insured Corporate Series 5

                       Statements of Changes in Net Assets

                                                     Year ended December 31
                                                 2000         1999          1998
                                            ---------    ---------     ---------
Operations:
  Net investment income                    $1,932,172   $2,227,185    $2,535,386
  Realized gain on investments                158,864      310,066       536,548
  Unrealized appreciation (depreciation)
 on investments during the year                59,897  (2,566,778)       238,602
                                            ---------    ---------     ---------
Net increase (decrease) in net assets
resulting from operations                   2,150,933     (29,527)     3,310,536

Distributions to Unitholders:
  Net investment income                   (1,952,756)  (2,249,172)   (2,575,615)
  Principal from investment transactions            -    (132,751)             -
                                            ---------    ---------     ---------
Total distributions to Unitholders        (1,952,756)  (2,381,923)   (2,575,615)

Capital transactions:
  Redemption of 531,415 Units                       -            -   (5,552,502)
  Redemption of 401,199 Units                       -  (4,029,740)             -
  Redemption of 421,590 Units             (4,129,304)            -             -
                                            ---------    ---------     ---------
Total decrease in net assets              (3,931,127)  (6,441,190)   (4,817,581)

Net assets:
  At the beginning of the year             30,612,994   37,054,184    41,871,765
                                            ---------    ---------     ---------
  At the end of the year (including
distributable funds applicable to Trust
Units of $85,965, $5,645 and $120,180
at december 31, 2000, 1999 and 1998,
respectively)                             $26,681,867  $30,612,994   $37,054,184
                                            =========    =========     =========
Trust Units outstanding at the end of
 the year                                   2,683,420    3,105,010     3,506,209
                                            =========    =========     =========
Net asset value per Unit at the end of
 the year                                      $9.94         $9.86        $10.57
  Monthly                                      $9.23         $9.23         $9.23
                                            =========    =========     =========

[FN]

See accompanying notes to financial statements.

                                                       Kemper Defined Funds

                                                    Insured Corporate Series 5

                                                   Schedule of Investments

                                                        December 31, 2000

                                             Coupon     Maturity  Redemption                 Principal
Name of Issuer (4)                           Rate           Date  Provisions(2)  Rating(1)      Amount      Value(3)
---------------                              ---             ---  -----           ---       ---------            ---
Pacific Gas & Electric Company               7.875%    3/01/2002  Non-Callable    AAA      $5,325,000      4,925,327

Pennsylvania Power & Light Company           6.875     3/01/2004  Non-Callable    AAA       5,375,000      5,435,291

Philadelphia Electric Company                6.625     3/01/2003  Non-Callable    AAA       5,375,000      5,400,601

Public Service Gas & Electric Company        6.750     3/01/2006  Non-Callable    AAA       5,325,000      5,379,342

Texas Utilities Electric Company             6.750     7/01/2005  Non-Callable    AAA       5,350,000      5,455,341

                                                                                            ---------      ---------
                                                                                          $26,750,000    $26,595,902
                                                                                            =========      =========

[FN]
See accompanying notes to Schedule of Investments.

                              Kemper Defined Funds

                           Insured Corporate Series 5

                        Notes to Schedule of Investments



1. All ratings are by Standard & Poor's Corporation, unless marked with the symbol "*", in which case the rating is by Moody's Investors Service, Inc. The symbol "NR" indicates Bonds for which no rating is available.

2. There is shown under this heading the year in which each issue of Bonds is initially redeemable and the redemption price for that year or, if currently redeemable, the redemption price currently in effect; unless otherwise indicated, each issue continues to be redeemable at declining prices thereafter, but not below par value. The prices at which the Bonds may be redeemed or called prior to maturity may or may not include a premium and, in certain cases, may be less than the cost of the Bonds in the Trust. In addition, certain Bonds in the Trust may be redeemed in whole or in part other than by operation of the stated redemption or sinking fund provisions under certain unusual or extraordinary circumstances specified in the instruments setting forth the terms and provisions of such Bonds.

3. See Note 1 to the accompanying financial statements for a description of the method of determining cost and value.

4. All Corporate Bonds are insured either by the issuer of the Bonds or by the sponsor under a policy obtained from Municipal Bond Investors Assurance Corporation. The insurance policy has been paid in advance by such issuer or the sponsor and each such policy is non-cancelable and will remain in force so long as the Bonds are outstanding. Therefore, the Corporate Bonds are rated AAA by Standard & Poor's Corporation and Aaa by Moody's Investors Service, Inc.

See accompanying notes to financial statements.

                           Kemper Defined Funds

                        Insured Corporate Series 5

                       Notes to Financial Statements


1.  Significant Accounting Policies

Trust Sponsor and Evaluator

Ranson & Associates, Inc. serves as the Trust's sponsor and evaluator.

Valuation of Securities

Securities are stated at bid prices as determined by Ranson & Associates, Inc . The aggregate bid prices of the Securities are determined by the Evaluator based on (a) current bid prices of the Securities, (b) current bid prices for comparable securities, (c) appraisal, (d) insurance or (e) any combination of the above. (See Note 4 - Insurance.)

Cost of Securities

Cost of the Trust's Securities is based on the offering prices of the Securities on the dates of deposit of such Securities acquired during the primary sales period. The premium or discount for the fixed rate obligations , if any, is not being amortized. Realized gain (loss) from Security transactions is reported on an identified cost basis.

Investment Income

Interest income consists of interest accrued as earned.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Trust's sponsor to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from such estimates.

Adoption of AICPA Audit and Accounting Guide

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies. The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000, and will require investment companies to amortize premiums and accrete discounts on fixed income securities. The Trust currently does not amortize premiums or accrete discounts on fixed income securities. The recording of premium amortization and discount accretion will not impact total net assets of the Trust, but rather, changes net investment income with an offsetting increase or decrease in realized or unrealized gain/loss within the statement of operations.

2.  Unrealized Appreciation and Depreciation

Following is an analysis of net unrealized appreciation at December 31, 2000:

   Gross unrealized appreciation                                  $1,855,111
   Gross unrealized depreciation                                   (424,943)
                                                                  ----------
   Net unrealized appreciation                                    $1,430,168
                                                                   =========

3.  Federal Income Taxes

The Trust is not an association taxable as a corporation for federal income tax purposes. Each Unitholder is considered to be the owner of a pro rata portion of the Trust under Subpart E, Subchapter J of Chapter 1 of the Internal Revenue Code of 1986, as amended. Accordingly, no provision has been made for federal income taxes.

                           Kemper Defined Funds

                       Insured Corporate Series 5

                Notes to Financial Statements (continued)

4.  Other Information

Cost to Investors

The cost to original investors of Units of the Trust was based on the aggregate offering price of the Securities on the date of an investor's purchase, plus or minus a pro rata share of cash or overdraft in the Principal Account, and daily accrued interest, plus a sales charge of 3.90% of the Public Offering Price (equivalent to 4.058% of the net amount invested). The Public Offering Price for secondary market transactions is based on the aggregate bid price of the Securities plus or minus a pro rata share of cash or overdraft in the Principal Account, and daily accrued interest on the date of an investor's purchase, plus a sales charge of 3.50% of the Public Offering Price (equivalent to 3.627% of the net amount invested).

Insurance

Insurance guaranteeing the payment of all principal and interest on the Bonds in the portfolio has been obtained from an independent company by the issuer of the Bonds involved or by the Trust's sponsor. Insurance obtained by the Trust's sponsor or a Bond issuer is effective as long as such Bonds are outstanding. As a result of such insurance, the Units of the Trust have received a rating of "AAA" by Standard & Poor's Corporation. No representation is made as to any insurer's ability to meet its commitments.

Distributions

Distributions of net investment income to Unitholders are declared and paid monthly. Income distributions per Unit on a record date basis are $.67, $.67 and $.67 for the years ended December 31, 2000, 1999 and 1998, respectively. In addition, distribution of principal related to the sale or call of securities is $.03 per Unit for the year ended December 31, 1999.

                       Consent of Independent Auditors



We consent to the reference to our firm under the caption "Independent Auditors" and to the use of our report dated April 16, 2001, in this Post-Effective Amendment to the Registration Statement (Form S-6) and related Prospectus of Kemper Defined Funds Insured Corporate Series 5 dated April 30, 2001.



                                                              Ernst & Young LLP


Kansas City, Missouri
April 30, 2001

                             Kemper Defined Funds

                            Insured Corporate Series 6












                                     Part Two

                                Dated April 30, 2001








THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


NOTE: Part Two of this Prospectus May Not Be Distributed Unless Accompanied by Part One.

                              Kemper Defined Funds
                           Insured Corporate Series 6
                             Essential Information
                            As of December 31, 2000
             Sponsor and Evaluator:  Ranson & Associates, Inc.
                       Trustee:  The Bank of New York Co.

General Information
Principal Amount of Securities                                       $17,593,000
Number of Units                                                        2,331,655
Fractional Undivided Interest in the Trust per Unit                  1/2,331,655
Principal Amount of Securities per Unit                                   $7.545
Calculation of Public Offering Price:
  Aggregate Value of Securities in the Trust                         $16,207,873
  Aggregate Value of Securities per Unit                                  $6.951
  Principal Cash per Unit (1)                                            $(.002)
  Accrued Interest per Unit through settlement date of January 4, 2001     $.005
  Total Price including Accrued Interest per Unit                         $6.954
  Sales Charge of 5.50% of Public Offering Price (5.820% of net
   amount invested) per Unit                                               $.405
  Public Offering Price per Unit                                          $7.359
Redemption Price per Unit                                                 $6.954
Calculation of Estimated Net Annual Interest Income per Unit:
  Estimated Annual Interest Income                                        $.5746
  Less:  Estimated Annual Expense                                         $.0225
  Estimated Net Annual Interest Income                                    $.5521
Daily Rate at which Estimated Annual Interest Income Accrues per Unit   $.001534
Estimated Current Return Based on Public Offering Price (2)                7.50%
Estimated Long-Term Return (2)                                             7.61%

[FN]
1. This amount, if any, represents principal cash or overdraft which is an asset or liability of the Trust and is included in the Public Offering Price.

2. The Estimated Current Return and Estimated Long-Term Return will vary with changes in the Public Offering Price and there is no assurance that such returns on the date hereof will be applicable on a subsequent date of purchase. These estimated returns are increased for transactions entitled to a reduced sales charge (see "Public Offering of Units - Public Offering Price" - Part One).

                                   Kemper Defined Funds
                                Insured Corporate Series 6
                             Essential Information (continued)
                                 As of December 31, 2000
                     Sponsor and Evaluator:  Ranson & Associates, Inc.
                               Trustee:  The Bank of New York Co.


Record and Distribution Date                   Record Date is the first of each
                                               month and distributions to
                                               Unitholders on such record dates
                                               will be made on the 15th day of
                                               the month.

Distribution Dates                             No distribution (other than
                                               capital gains distributions) need
                                               be made from the Principal
                                               Account if the balance therein,
                                               excluding capital gains, is less
                                               than $1.00 per 100 Units.

Trustee's Annual Fee
  (including estimated expenses)               $1.91 per 100 Units (includes
                                               $1.74 of Trustee's annual fee
                                               per $1,000 principal amount of
                                               underlying Securities and
                                               $.15 of out-of-pocket expenses
                                               per 100 Units).

Evaluator's Annual Fee                         $.30 per $1,000 principal amount
                                               of underlying Securities.

Surveillance Fee                               $.25 per $1,000 principal amount
                                               of underlying Securities.

Date of Trust Agreement and Initial Deposit    October 11, 1994

Mandatory Termination Date                     December 31, 2030

Weighted Average Stated Maturity of Bonds      23.10 years

Discretionary Liquidation Amount               The Trust may be terminated if
                                               the value thereof is less
                                               than $15,910,000 (40% of the par
                                               value of the Securities deposited
                                               in the Trust).

                            Report of Independent Auditors


Unitholders
Kemper Defined Funds
Insured Corporate Series 6

We have audited the accompanying statement of assets and liabilities of Kemper Defined Funds Insured Corporate Series 6, including the schedule of investments, as of December 31, 2000, and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the Trust's sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.
Our procedures included confirmation of investments owned as of December 31, 2000, by correspondence with the custodial bank. An audit also includes assessing the accounting principles used and significant estimates made by the sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Kemper Defined Funds Insured Corporate Series 6 at December 31, 2000, and the results of its operations and changes in its net assets for the periods indicated above in conformity with accounting principles generally accepted in the United States.




                                                              Ernst & Young LLP



Kansas City, Missouri
April 16, 2001

                              Kemper Defined Funds

                          Insured Corporate Series 6

                       Statement of Assets and Liabilities

                               December 31, 2000


Assets
Securities, at value (cost $16,434,998)                             $16,207,873
Interest receivable                                                     378,064
                                                                      ---------
Total assets                                                         16,585,937


Liabilities and net assets
Cash overdraft                                                          278,346
Accrued liabilities                                                       5,421
                                                                      ---------
                                                                        283,767

Net assets, applicable to 2,331,655 Units outstanding:
  Cost of Trust assets, exclusive of interest          $16,434,998
  Unrealized depreciation                                (227,125)
  Distributable funds                                       94,297
                                                         ---------    ---------
Net assets                                                          $16,302,170
                                                                      =========

[FN]

See accompanying notes to financial statements.

                              Kemper Defined Funds

                          Insured Corporate Series 6

                            Statements of Operations


                                                   Year ended December 31
                                         2000         1999         1998
                                            ---------    ---------    ---------
Investment income - interest               $1,372,419   $2,066,931   $2,451,195
Expenses:
  Trustee's fees and related expenses          38,698       58,764       64,135
  Evaluator's and portfolio
    surveillance fees                           9,952       14,598       17,392
                                            ---------    ---------    ---------
Total expenses                                 48,650       73,362       81,527
                                            ---------    ---------    ---------
Net investment income                       1,323,769    1,993,569    2,369,668

Realized and unrealized gain (loss) on
  investments:
  Realized gain (loss) on investments         (2,936)      383,358      632,989
  Unrealized depreciation during the
    year                                    (208,889)  (3,207,936)    (274,162)
                                            ---------    ---------    ---------
Net gain (loss) on investments              (211,825)  (2,824,578)      358,827
                                            ---------    ---------    ---------
Net increase (decrease) in net assets
  resulting from operations               $1,111,944    ($831,009)   $2,728,495
                                            =========    =========    =========

[FN]
See accompanying notes to financial statements.

                                Kemper Defined Funds

                             Insured Corporate Series 6

                       Statements of Changes in Net Assets


                                                     Year ended December 31
                                                 2000         1999         1998
                                            ---------    ---------    ---------
Operations:
  Net investment income                    $1,323,769   $1,993,569   $2,369,668
  Realized gain (loss) on investments         (2,936)      383,358      632,989
  Unrealized depreciation on investments
    during the year                         (208,889)  (3,207,936)    (274,162)
                                            ---------    ---------    ---------
Net increase (decrease) in net assets
  resulting from operations                 1,111,944    (831,009)    2,728,495

Distributions to Unitholders:
  Net investment income                   (1,351,950)  (2,022,251)  (2,424,568)
  Principal from investment transactions  (6,478,984)    (108,574)            -
  Tax return of capital
                                            ---------    ---------    ---------
Total distributions to Unitholders        (7,830,934)  (2,130,825)  (2,424,568)

Capital transactions:
  Redemption of 600,702 Units                       -            -  (6,374,502)
  Redemption of 261,075 Units                       -  (2,629,197)            -
  Redemption of 188,635 Units             (1,320,595)            -            -
                                            ---------    ---------    ---------
Total decrease in net assets              (8,039,585)  (5,591,031)  (6,070,575)

Net assets:
  At the beginning of the year             24,341,755   29,932,786   36,003,361
                                            ---------    ---------    ---------
  At the end of the year (including
    distributable funds applicable to
    Trust Units of $94,297, $6,466,713
    and $147,035 at December 31, 2000,
    1999 and 1998, respectively)         $16,302,170   $24,341,755  $29,932,786
                                            =========    =========    =========
Trust Units outstanding at the end of
  the year                                  2,331,655    2,520,290    2,781,365
                                            =========    =========    =========
Net asset value per Unit at the end of
  the year                                      $6.99        $9.66       $10.76
                                            =========    =========    =========

[FN]

See accompanying notes to financial statements.


                                                     Kemper Defined Funds

                                                  Insured Corporate Series 6

                                                   Schedule of Investments

                                                        December 31, 2000


                                                   Coupon       Maturity   Redemption                     Principal
Name of Issuer (4)                                 Rate             Date   Provisions(2)      Rating(1)      Amount     Value(3)
---------------------                              ---------          ---   -------------     ---------   ---------    ---------
Duke Energy Company                                 7.875%      5/01/2024  2000 @ 103.11      AAA          $958,000     $960,608

New York Telephone Company                          7.250       2/15/2024  2004 @ 103.06      AAA         2,580,000    2,426,988

Pacific Gas & Electric Company                      8.250      11/01/2022  2002 @ 103.14      AAA         5,135,000    4,247,518

Pennsylvania Power & Light Company                  7.300       3/01/2024  2004 @ 103.41      AAA         2,875,000    2,730,888

Public Service Electric & Gas Company               7.000       9/01/2024  2003 @ 102.74      AAA         2,765,000    2,569,874

Texas Utilities Electric Company                    7.625       7/01/2025  2003 @ 102.69      AAA         3,280,000    3,271,997
                                                                                                          ---------    ---------
                                                                                                        $17,593,000  $16,207,873
                                                                                                          =========    =========

See accompanying notes to Schedule of Investments.

                                  Kemper Defined Funds

                               Insured Corporate Series 6

                              Notes to Schedule of Investments



1. All ratings are by Standard & Poor's Corporation, unless marked with the symbol "*", in which case the rating is by Moody's Investors Service, Inc. The symbol "NR" indicates Bonds for which no rating is available.

2. There is shown under this heading the year in which each issue of Bonds is initially redeemable and the redemption price for that year or, if currently redeemable, the redemption price currently in effect; unless otherwise indicated, each issue continues to be redeemable at declining prices thereafter, but not below par value. The prices at which the Bonds may be redeemed or called prior to maturity may or may not include a premium and, in certain cases, may be less than the cost of the Bonds in the Trust. In addition, certain Bonds in the Trust may be redeemed in whole or in part other than by operation of the stated redemption or sinking fund provisions under certain unusual or extraordinary circumstances specified in the instruments setting forth the terms and provisions of such Bonds.

3. See Note 1 to the accompanying financial statements for a description of the method of determining cost and value.

4. All Corporate Bonds are insured either by the issuer of the Bonds or by the sponsor under a policy obtained from Municipal Bond Investors Assurance Corporation. The insurance policy has been paid in advance by such issuer or the sponsor and each such policy is non-cancelable and will remain in force so long as the Bonds are outstanding. Therefore, the Corporate Bonds are rated AAA by Standard & Poor's Corporation and Aaa by Moody's Investors Service, Inc.

See accompanying notes to financial statements.

                              Kemper Defined Funds

                          Insured Corporate Series 6

                          Notes to Financial Statements


1.  Significant Accounting Policies

Trust Sponsor and Evaluator

Ranson & Associates, Inc. serves as the Trust's sponsor and evaluator.

Valuation of Securities

Corporate Securities are stated at bid prices as determined by Ranson & Associates, Inc. The aggregate bid prices of the Securities are determined by the Evaluator based on (a) current bid prices of the Securities, (b) current bid prices for comparable securities, (c) appraisal, (d) insurance, or (e) any combination of the above. (See Note 4 - Insurance.)

Cost of Securities

Cost of the Trust's Securities is based on the offering prices of the Securities on the dates of deposit of such Securities acquired during the primary sales period. The premium or discount, if any, is not being amortized. Realized gain
(loss) from Security transactions is reported on an identified cost basis.

Investment Income

Interest income consists of interest accrued as earned on the Trust's
Securities.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Trust's sponsor to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from such estimates.

Adoption of AICPA Audit and Accounting Guide

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies. The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000, and will require investment companies to amortize premiums and accrete discounts on fixed income securities. The Trust currently does not amortize premiums or accrete discounts on fixed income securities. The recording of premium amortization and discount accretion will not impact total net assets of the Trust, but rather, changes net investment income with an offsetting increase or decrease in realized or unrealized gain/loss within the statement of operations.

2.  Unrealized Appreciation and Depreciation

Following is an analysis of net unrealized depreciation at December 31, 2000:

   Gross unrealized appreciation                                    $620,755
   Gross unrealized depreciation                                   (847,880)
                                                                  ----------
   Net unrealized depreciation                                    $(227,125)
                                                                   =========

3.  Federal Income Taxes

The Trust is not an association taxable as a corporation for federal income tax purposes. Each Unitholder is considered to be the owner of a pro rata portion of the Trust under Subpart E, Subchapter J of Chapter 1 of the Internal Revenue Code of 1986, as amended. Accordingly, no provision has been made for federal income taxes.

                                 Kemper Defined Funds

                               Insured Corporate Series 6

                       Notes to Financial Statements (continued)


4.  Other Information

Cost to Investors

The cost to original investors of Units of the Trust was based on the aggregate offering price of the Securities on the date of an investor's purchase, plus or minus a pro rata share of cash or overdraft in the Principal Account, daily accrued interest, plus a sales charge of 4.90% of the Public Offering Price (equivalent to 5.152% of the net amount invested). The Public Offering Price for secondary market transactions is based on the aggregate bid price of the Securities plus or minus a pro rata share of cash or overdraft in the Principal Account, and daily accrued interest on the date of an investor's purchase, plus a sales charge of 5.50% of the Public Offering Price (equivalent to 5.820% of the net amount invested).

Insurance

Insurance guaranteeing the payment of all principal and interest on the Corporate Bonds in the portfolio has been obtained from an independent company by the issuer of the Bonds involved or by the Trust's sponsor. Insurance obtained by the Trust's sponsor or a Bond issuer is effective as long as such Bonds are outstanding. As a result of such insurance, the Units of the Trust have received a rating of "AAA" by Standard & Poor's Corporation. No representation is made as to any insurer's ability to meet its commitments.

Distributions

Distributions of net investment income to Unitholders are declared and paid monthly. Income distributions per Unit on a record date basis are $.56, $.76 and $.76 for the years ended December 31, 2000, 1999 and 1998, respectively. In addition, distribution of principal related to the sale or call of securities is $2.57 and $.04 per unit for the years ended December 31, 2000 and 1999, respectively.

                       Consent of Independent Auditors



We consent to the reference to our firm under the caption "Independent Auditors" and to the use of our report dated April 16, 2001, in this Post-Effective Amendment to the Registration Statement (Form S-6) and related Prospectus of Kemper Defined Funds Insured Corporate Series 6 dated April 30, 2001.



                                                              Ernst & Young LLP


Kansas City, Missouri
April 30, 2001

                      Contents of Post-Effective Amendment
                            To Registration Statement



     This Post-Effective amendment to the Registration Statement comprises the following papers and documents:


                                The facing sheet


                                 The prospectus


                                 The signatures


                     The Consent of Independent Accountants

                                   Signatures

     Pursuant to the requirements of the Securities Act of 1933, The Registrant, Kemper Defined Funds Series 26, certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wichita, and State of Kansas, on the 30th day of April, 2001.

                              Kemper Defined Funds Series 26
                                 Registrant

                              By: Ranson & Associates, Inc.
                                 Depositor

                              By: Robin Pinkerton
                                 President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below on April 30, 2001 by the following persons, who constitute a majority of the Board of Directors of Ranson & Associates, Inc.

           Signature                            Title



Douglas K. Rogers    Executive Vice and President and Director
Douglas K. Rogers


Alex R. Meitzner     Chairman of the Board and Director
Alex R. Meitzner


Robin K. Pinkerton   President, Secretary, Treasurer and
Robin K. Pinkerton   Director

                                             Robin Pinkerton

     An executed copy of each of the related powers of attorney was filed with the Securities and Exchange Commission in connection with the Registration Statement on Form S-6 of The Kansas Tax-Exempt Trust, Series 51 (File No. 33-46376) and Series 52 (File No. 33-47687) and the same are hereby incorporated herein by this reference.